AB All Market Total Return Portfolio

Consolidated Portfolio of Investments

November 30, 2020 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 59.7%
Information Technology – 15.7%
Communications Equipment – 0.4%
Acacia Communications, Inc.(a)	26,478	$1,844,987
Motorola Solutions, Inc.	3,030	519,736
Telefonaktiebolaget LM Ericsson - Class B	14,013	172,020

		2,536,743

Electronic Equipment, Instruments & Components – 2.0%
Amphenol Corp. - Class A	41,546	5,434,632
Arrow Electronics, Inc.(a)	3,600	329,940
CDW Corp./DE	36,698	4,788,722
Fitbit, Inc. - Class A(a)	198,008	1,421,698
IPG Photonics Corp.(a)	4,003	828,661
Kingboard Laminates Holdings Ltd.	77,000	124,222

		12,927,875

Internet Software & Services – 0.3%
Grubhub, Inc.(a)	29,365	2,065,534

IT Services – 4.3%
Amadeus IT Group SA - Class A	8,680	596,875
Atos SE(a)	1,620	147,875
Automatic Data Processing, Inc.	36,526	6,351,140
Booz Allen Hamilton Holding Corp.	12,196	1,058,491
Capgemini SE	6,930	964,142
Cognizant Technology Solutions Corp. - Class A	40,118	3,134,419
EPAM Systems, Inc.(a)	1,004	323,619
Fidelity National Information Services, Inc.	6,030	894,912
GDS Holdings Ltd. (ADR)(a)	1,260	113,438
Genpact Ltd.	8,897	361,663
International Business Machines Corp.	1,868	230,735
Mastercard, Inc. - Class A	27,921	9,395,696
Paychex, Inc.	14,390	1,340,429
PayPal Holdings, Inc.(a)	440	94,213
Shopify, Inc. - Class A(a)	60	64,577
Visa, Inc. - Class A	14,289	3,005,692

		28,077,916

Semiconductors & Semiconductor Equipment – 2.1%
Applied Materials, Inc.	12,536	1,033,969
ASML Holding NV	75	32,586
Inphi Corp.(a)	14,789	2,294,218
Intel Corp.	1,253	60,583
KLA Corp.	690	173,859
Maxim Integrated Products, Inc.	27,417	2,276,708
Novatek Microelectronics Corp.	30,000	314,874
NVIDIA Corp.	360	192,982
QUALCOMM, Inc.	3,277	482,276
Realtek Semiconductor Corp.	24,000	311,985
STMicroelectronics NV	9,096	358,331
Taiwan Semiconductor Manufacturing Co., Ltd.	30,000	510,655
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	10,600	1,028,412
Texas Instruments, Inc.	11,753	1,895,171
Xilinx, Inc.	16,890	2,458,339

		13,424,948

Company	Shares	U.S. $ Value

Software – 5.3%
Adobe, Inc.(a)	711	$340,192
Avaya Holdings Corp.(a)	4,431	82,461
Cadence Design Systems, Inc.(a)	470	54,661
Check Point Software Technologies Ltd.(a)	10,070	1,185,038
Citrix Systems, Inc.	11,110	1,376,751
Constellation Software, Inc./Canada	1,100	1,362,215
Dropbox, Inc. - Class A(a)	7,020	140,189
Fair Isaac Corp.(a)	320	151,290
Hundsun Technologies, Inc.	6,000	80,529
Intuit, Inc.	390	137,288
Microsoft Corp.	87,492	18,729,412
Monitronics International, Inc.(a)	2,230	20,327
Monitronics International, Inc.(a) (b) (c)	2,239	20,409
Nice Ltd.(a)	3,066	745,706
NortonLifeLock, Inc.	6,444	117,474
Nuance Communications, Inc.(a) (d)	12,080	521,010
Oracle Corp.	35,395	2,042,999
Oracle Corp./Japan	9,300	1,031,400
salesforce.com, Inc.(a)	370	90,946
SAP SE	24,870	3,002,214
ServiceNow, Inc.(a)	436	233,064
Synopsys, Inc.(a)	720	163,800
Trend Micro, Inc./Japan(d)	34,300	1,856,601
VMware, Inc. - Class A(a) (d)	7,596	1,062,604
WiseTech Global Ltd.	990	22,381

		34,570,961

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.	38,020	4,526,281
Logitech International SA	3,410	303,916
Pegatron Corp.	58,000	132,701
Samsung Electronics Co., Ltd.	55,194	3,327,136

		8,290,034

		101,894,011

Health Care – 8.9%
Biotechnology – 0.6%
AbbVie, Inc.	3,660	382,763
Amgen, Inc.	1,394	309,524
BGI Genomics Co., Ltd.	1,100	21,796
BioSpecifics Technologies Corp.(a)	16,476	1,456,478
Da An Gene Co., Ltd. of Sun Yat-Sen University	16,740	83,677
Eidos Therapeutics, Inc.(a)	17,590	1,619,335
Seegene, Inc.	653	111,913
Vertex Pharmaceuticals, Inc.(a)	117	26,647

		4,012,133

Health Care Equipment & Supplies – 2.5%
Abbott Laboratories	62,393	6,752,171

Company	Shares	U.S. $ Value
Avantor, Inc.(a)	10,080	$274,982
Fisher & Paykel Healthcare Corp., Ltd.	666	16,771
Hologic, Inc.(a)	4,476	309,426
Koninklijke Philips NV(a)	53,962	2,780,844
Medtronic PLC	29,979	3,408,612
Supermax Corp. Bhd(a)	108,100	243,520
Varian Medical Systems, Inc.(a)	11,936	2,076,625

		15,862,951

Health Care Providers & Services – 1.5%
AmerisourceBergen Corp. - Class A	2,277	234,781
Anthem, Inc.	16,378	5,102,074
Galenica AG(e)	5,740	367,474
Henry Schein, Inc.(a)	19,052	1,225,234
Humana, Inc.	636	254,731
McKesson Corp.	1,990	358,021
Molina Healthcare, Inc.(a)	1,501	306,399
Sonic Healthcare Ltd.	11,880	287,181
UnitedHealth Group, Inc.	5,387	1,811,864

		9,947,759

Health Care Technology – 0.1%
Cerner Corp.	4,434	331,841

Life Sciences Tools & Services – 1.3%
Agilent Technologies, Inc.	231	27,004
Bio-Rad Laboratories, Inc. - Class A(a)	290	156,165
Hangzhou Tigermed Consulting Co., Ltd. - Class A	17,784	307,423
IQVIA Holdings, Inc.(a)	46,389	7,839,277
PerkinElmer, Inc.	2,328	309,624

		8,639,493

Pharmaceuticals – 2.9%
Bristol-Myers Squibb Co.	5,840	364,416
Eli Lilly & Co.	2,902	422,676
GlaxoSmithKline PLC	47,240	857,397
Johnson & Johnson	16,075	2,325,731
Livzon Pharmaceutical Group, Inc. - Class A	20,000	128,484
Merck & Co., Inc.	13,972	1,123,209
Novo Nordisk A/S - Class B	14,620	979,874
Progenic Pharmaceuticals Cvr(b) (c)	136,645	0
Roche Holding AG	14,051	4,615,008
Sanofi	20,376	2,053,876
Shandong Buchang Pharmaceuticals Co., Ltd. - Class A	62,000	227,652
Zoetis, Inc.	33,903	5,437,363

		18,535,686

		57,329,863

Consumer Discretionary – 8.3%
Auto Components – 0.8%
Aptiv PLC	40,447	4,801,059
ATD New Holdings, Inc.(a) (b)	2,609	26,090
Exide Corp. (a) (b) (c)	13	12,675
Exide Technologies(a) (b) (c)	48,846	0
Exide Technologies/Old(a) (b) (c)	1,244	0
JTEKT Corp.	18,300	141,845

		4,981,669

Company	Shares	U.S. $ Value

Automobiles – 0.6%
BAIC Motor Corp., Ltd.(e)	801,500	$299,984
Byd Co., Ltd. - Class H(d)	7,000	160,437
Fiat Chrysler Automobiles NV(a)	149,631	2,340,190
Ford Motor Co.	39,580	359,386
Geely Automobile Holdings Ltd.	110,000	304,307
Great Wall Motor Co., Ltd. - Class H	36,500	73,809
Hyundai Motor Co.	1,900	312,166
Kia Motors Corp.	1,240	64,857
NIO, Inc. (ADR)(a)	1,380	69,731
Tesla, Inc.(a)	200	113,520

		4,098,387

Diversified Consumer Services – 0.4%
GSX Techedu, Inc. (ADR)(a) (d)	1,690	108,650
Service Corp. International/US	45,516	2,213,898

		2,322,548

Hotels, Restaurants & Leisure – 1.1%
Aristocrat Leisure Ltd.	69,280	1,634,105
Compass Group PLC	57,568	1,012,947
Darden Restaurants, Inc.	770	83,145
eDreams ODIGEO SA(a) (d)	29,487	132,210
Evolution Gaming Group AB(e)	23,041	1,960,536
Galaxy Entertainment Group Ltd.	92,000	698,076
McDonald’s Corp.	4,260	926,294
SJM Holdings Ltd.	253,000	295,750
Starbucks Corp.	6,480	635,170

		7,378,233

Household Durables – 0.2%
Electrolux AB - Class B	13,538	324,829
Sony Corp.	5,200	484,564
Whirlpool Corp.	1,322	257,275

		1,066,668

Internet & Direct Marketing Retail – 1.7%
Alibaba Group Holding Ltd. (ADR)(a)	6,542	1,722,901
Amazon.com, Inc.(a)	1,091	3,456,331
eBay, Inc.	640	32,275
JD.com, Inc. (ADR)(a)	1,236	105,493
Just Eat Takeaway.com NV(a) (d) (e)	4,812	512,102
Naspers Ltd. - Class N(d)	15,693	3,154,873
Prosus NV(a)	13,786	1,494,384
Zalando SE(a) (e)	3,517	357,247

		10,835,606

Leisure Products – 0.0%
Polaris, Inc.	2,954	283,584

Company	Shares	U.S. $ Value

Multiline Retail – 0.2%
Dollar General Corp.	6,175	$1,349,731
Next PLC	1,493	128,970

		1,478,701

Specialty Retail – 2.2%
AutoZone, Inc.(a)	1,400	1,592,710
GrandVision NV(a) (e)	60,204	1,863,583
Home Depot, Inc. (The)	8,182	2,269,769
JUMBO SA	10,853	192,448
Lowe’s Cos., Inc.	880	137,122
O’Reilly Automotive, Inc.(a)	730	322,981
Tiffany & Co.	15,830	2,081,328
TJX Cos., Inc. (The)	74,585	4,736,893
Ulta Beauty, Inc.(a)	2,597	715,214
Zhongsheng Group Holdings Ltd.	16,500	124,059

		14,036,107

Textiles, Apparel & Luxury Goods – 1.1%
adidas AG(a)	1,671	533,289
Deckers Outdoor Corp.(a)	4,330	1,102,375
LVMH Moet Hennessy Louis Vuitton SE	290	166,575
NIKE, Inc. - Class B	38,895	5,239,156
Pandora A/S	3,360	336,889

		7,378,284

		53,859,787

Financials – 7.2%
Banks – 1.9%
Banco do Brasil SA	50,500	319,172
Bank Leumi Le-Israel BM	124,340	698,178
BNP Paribas SA(a)	5,550	282,502
China Minsheng Banking Corp., Ltd. - Class H	461,000	254,286
Danske Bank A/S(a)	8,630	142,075
DBS Group Holdings Ltd.	72,900	1,359,992
East West Bancorp, Inc.	7,330	313,138
Fifth Third Bancorp	12,890	326,633
FinecoBank Banca Fineco SpA(a)	20,750	327,595
Huaxia Bank Co., Ltd.	322,100	319,866
ING Groep NV(a)	12,200	118,666
JPMorgan Chase & Co.	5,482	646,218
Jyske Bank A/S(a)	39,664	1,482,526
KBC Group NV(a)	6,810	474,056
Mebuki Financial Group, Inc.	147,800	302,695
Royal Bank of Canada	9,320	761,130
Signature Bank/New York NY	2,960	332,082
Societe Generale SA(a)	17,010	337,270
SVB Financial Group(a)	410	141,393
US Bancorp	10,480	452,841
Wells Fargo & Co.	106,738	2,919,284

		12,311,598

Capital Markets – 3.1%
Ameriprise Financial, Inc.	1,890	350,104

Company	Shares	U.S. $ Value
BlackRock, Inc. - Class A	897	$626,420
Charles Schwab Corp. (The)	111,048	5,416,921
CME Group, Inc. - Class A	10,921	1,911,502
Eaton Vance Corp.	34,755	2,327,890
FactSet Research Systems, Inc.	860	287,034
Goldman Sachs Group, Inc. (The)	4,349	1,002,793
Hong Kong Exchanges & Clearing Ltd.	7,000	347,668
Julius Baer Group Ltd.	58,501	3,372,117
Moody’s Corp.	3,045	859,726
Partners Group Holding AG	1,080	1,164,435
S&P Global, Inc.	2,940	1,034,233
Singapore Exchange Ltd.	235,000	1,549,496

		20,250,339

Diversified Financial Services – 0.7%
Berkshire Hathaway, Inc. - Class B(a)	11,282	2,582,563
Far East Horizon Ltd.	314,000	334,499
Groupe Bruxelles Lambert SA	8,778	855,731
Jefferies Financial Group, Inc.	13,589	308,878
Kinnevik AB - Class B	6,796	338,537

		4,420,208

Insurance – 1.5%
Admiral Group PLC	7,290	274,592
Allianz SE	1,980	464,083
Athene Holding Ltd. - Class A(a)	7,230	320,650
Aviva PLC	33,020	139,800
CNP Assurances(a)	19,320	306,549
iA Financial Corp., Inc.	6,993	306,223
Japan Post Insurance Co., Ltd.	10,300	171,357
Manulife Financial Corp.	5,350	91,165
MetLife, Inc.	4,315	199,224
National General Holdings Corp.	57,736	1,967,643
PICC Property & Casualty Co., Ltd. - Class H	908,000	749,199
Progressive Corp. (The)	3,960	344,956
RenaissanceRe Holdings Ltd.	4,280	704,659
Sampo Oyj - Class A	22,950	986,232
Willis Towers Watson PLC	10,955	2,280,721
Zurich Insurance Group AG	1,130	458,268

		9,765,321

		46,747,466

Industrials – 6.1%
Aerospace & Defense – 0.2%
L3Harris Technologies, Inc.	8,280	1,589,677

Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	5,040	473,609
Kuehne & Nagel International AG	1,530	346,336
SG Holdings Co., Ltd.	10,700	320,146
United Parcel Service, Inc. - Class B	2,448	418,779
Yamato Holdings Co., Ltd.	5,000	126,057

		1,684,927

Building Products – 0.9%
Allegion PLC	12,825	1,462,563
Carrier Global Corp.	7,080	269,536

Company	Shares	U.S. $ Value
Cie de Saint-Gobain(a)	6,960	$329,708
Masco Corp.	13,240	710,590
Otis Worldwide Corp.	44,714	2,993,155

		5,765,552

Commercial Services & Supplies – 1.3%
Copart, Inc.(a)	2,680	309,406
Secom Co., Ltd.	31,000	3,093,571
Stericycle, Inc.(a)	67,828	4,777,804

		8,180,781

Construction & Engineering – 0.0%
WillScot Mobile Mini Holdings Corp.(a)	1,235	26,565

Electrical Equipment – 0.3%
Acuity Brands, Inc.	2,778	329,804
Prysmian SpA	10,377	341,577
Regal Beloit Corp.	3,900	464,256
Schneider Electric SE	3,570	497,392
Vestas Wind Systems A/S	1,873	381,743

		2,014,772

Industrial Conglomerates – 0.3%
3M Co.	10,811	1,867,384
Alfa SAB de CV - Class A	406,931	319,541

		2,186,925

Machinery – 0.6%
Deere & Co.	820	214,528
Dover Corp.	9,470	1,155,624
Kawasaki Heavy Industries Ltd.(a)	8,800	127,052
Mitsubishi Heavy Industries Ltd.	12,300	276,197
Navistar International Corp.(a)	8,420	372,669
Snap-on, Inc.	1,900	334,115
Techtronic Industries Co., Ltd.	24,000	306,383
Volvo AB(a)	43,690	995,110

		3,781,678

Marine – 0.1%
Nippon Yusen KK	15,800	343,200

Professional Services – 1.4%
Experian PLC	12,040	426,576
Intertrust NV(a)	23,900	410,122
Randstad NV(a)	2,650	164,375
RELX PLC	84,325	1,957,418
Robert Half International, Inc.	2,190	140,554
Verisk Analytics, Inc. - Class A	25,485	5,053,930
Wolters Kluwer NV	11,910	997,086

		9,150,061

Road & Rail – 0.0%
Union Pacific Corp.	380	77,550

Trading Companies & Distributors – 0.7%
BMC Stock Holdings, Inc.(a)	51,630	2,526,772

Company	Shares	U.S. $ Value
HD Supply Holdings, Inc.(a)	36,980	$2,062,744
United Rentals, Inc.(a)	460	104,411
WW Grainger, Inc.	70	29,281

		4,723,208

		39,524,896

Communication Services – 5.4%
Diversified Telecommunication Services – 0.8%
Comcast Corp. - Class A	51,165	2,570,530
GCI Liberty, Inc.(a)	2,105	191,808
HKT Trust & HKT Ltd. - Class SS	483,000	631,286
Nippon Telegraph & Telephone Corp.	50,500	1,194,338
Telenor ASA	4,920	83,674
Verizon Communications, Inc.	9,106	550,093

		5,221,729

Entertainment – 0.7%
Activision Blizzard, Inc.	9,842	782,242
Electronic Arts, Inc.(a)	12,393	1,583,205
Netflix, Inc.(a)	670	328,769
Nintendo Co., Ltd.	2,000	1,134,764
Take-Two Interactive Software, Inc.(a)	109	19,676
Ubisoft Entertainment SA(a)	4,950	469,397

		4,318,053

Interactive Media & Services – 3.7%
Alphabet, Inc. - Class A(a)	463	812,287
Alphabet, Inc. - Class C(a)	6,419	11,302,190
Auto Trader Group PLC	164,700	1,225,019
Facebook, Inc. - Class A(a)	37,018	10,252,875
Kakaku.com, Inc.	16,600	464,433
Tencent Holdings Ltd.	2,300	167,665

		24,224,469

Media – 0.1%
Charter Communications, Inc. - Class A(a)	193	125,834
Cheil Worldwide, Inc.	9,810	184,107
DISH Network Corp. - Class A(a)	609	21,845
iHeartMedia, Inc. - Class A(a) (d)	288	3,443

		335,229

Wireless Telecommunication Services – 0.1%
SoftBank Group Corp.	14,000	964,828

		35,064,308

Consumer Staples – 3.0%
Beverages – 0.7%
Asahi Group Holdings Ltd.	42,479	1,632,258
Coca-Cola Co. (The)	28,720	1,481,952
Heineken Holding NV	1,940	179,229
Monster Beverage Corp.(a)	4,180	354,380
PepsiCo, Inc.	4,890	705,285

		4,353,104

Company	Shares	U.S. $ Value

Food & Staples Retailing – 0.6%
Empire Co., Ltd. - Class A	5,570	$152,428
Koninklijke Ahold Delhaize NV	56,740	1,622,270
Kroger Co. (The)	2,230	73,590
Southeastern Grocers, Inc. Npv(a) (b) (c)	2,013	142,923
Walmart, Inc.	14,080	2,151,283

		4,142,494

Food Products – 0.8%
Bunge Ltd.	5,440	320,362
CJ CheilJedang Corp.	200	65,430
Danone SA	26,236	1,691,838
Indofood Sukses Makmur Tbk PT	117,500	59,036
Ingredion, Inc.	3,068	236,696
Morinaga & Co., Ltd./Japan	13,500	492,571
Nestle SA	7,513	841,565
Salmar ASA(a)	22,840	1,248,502

		4,956,000

Household Products – 0.3%
Procter & Gamble Co. (The)	14,279	1,982,925

Personal Products – 0.1%
Unilever PLC	11,787	715,887

Tobacco – 0.5%
British American Tobacco PLC	13,440	473,118
Imperial Brands PLC	8,520	153,805
Philip Morris International, Inc.	11,666	883,699
Swedish Match AB	18,742	1,516,263

		3,026,885

		19,177,295

Materials – 1.7%
Chemicals – 1.2%
Hengli Petrochemical Co., Ltd.	15,600	61,815
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. - Class A	88,500	71,343
International Flavors & Fragrances, Inc.(d)	58,542	6,562,558
Johnson Matthey PLC	10,680	314,703
Kumho Petrochemical Co., Ltd.	210	26,421
Orbia Advance Corp. SAB de CV	17,737	36,606
RPM International, Inc.	3,376	297,122
Sumitomo Chemical Co., Ltd.	36,500	128,950

		7,499,518

Construction Materials – 0.1%
China Resources Cement Holdings Ltd.	218,000	270,740

Containers & Packaging – 0.0%
Smurfit Kappa Group PLC	4,030	171,328
Westrock Co.	16	676

		172,004

Metals & Mining – 0.3%
Artsonig Pty Ltd.(b) (c)	51,133	0

Company	Shares	U.S. $ Value
Constellium SE - Class A(a)	4,470	$56,501
Evraz PLC	52,503	263,834
First Quantum Minerals Ltd.	5,650	80,180
Fortescue Metals Group Ltd.	26,391	351,596
Glencore PLC(a)	26,370	74,344
Hunan Valin Steel Co., Ltd. - Class A	200,100	162,726
Kumba Iron Ore Ltd.	9,602	326,351
Neenah Enterprises, Inc.(a) (b) (c)	10,896	0
Southern Copper Corp.	5,641	334,906
Steel Dynamics, Inc.	8,710	315,389
Yamana Gold, Inc.	7,080	36,962

		2,002,789

Paper & Forest Products – 0.1%
Norbord, Inc.	20,070	752,451

		10,697,502

Utilities – 1.5%
Electric Utilities – 1.1%
Alliant Energy Corp.	1,010	53,126
American Electric Power Co., Inc.	8,350	708,831
AusNet Services	203,990	277,991
EDP - Energias de Portugal SA	128,000	684,193
Electricite de France SA	3,946	59,963
Enel SpA	156,960	1,574,752
Iberdrola SA	54,170	743,630
NextEra Energy, Inc.	10,820	796,244
NRG Energy, Inc.	2,348	76,897
PNM Resources, Inc.	43,579	2,140,165

		7,115,792

Gas Utilities – 0.1%
AltaGas Ltd.(d)	2,475	35,523
Tokyo Gas Co., Ltd.	20,200	452,661
UGI Corp.	8,890	315,417

		803,601

Multi-Utilities – 0.3%
Ameren Corp.	14,750	1,147,255
Sempra Energy	2,650	337,822

		1,485,077

		9,404,470

Energy – 1.0%
Oil, Gas & Consumable Fuels – 1.0%
Battalion Oil Corp.(a)	1	8
Berry Corp.	9,850	37,824
CHC Group LLC(a) (f)	22,775	17,081
China Petroleum & Chemical Corp.	334,400	213,060
Concho Resources, Inc.	38,711	2,225,108
Cosan SA	7,200	104,209
Denbury, Inc.(a)	4,255	95,567
ENEOS Holdings, Inc.	62,000	211,780
Idemitsu Kosan Co., Ltd.	5,400	111,953
K2016470219 South Africa Ltd. - Series A(b) (c)	465,862	0

Company	Shares	U.S. $ Value
K2016470219 South Africa Ltd. - Series B(b) (c)	73,623	$0
LUKOIL PJSC (Sponsored ADR)	12,592	831,072
Motor Oil Hellas Corinth Refineries SA	21,909	281,170
Neste Oyj	2,560	171,060
Paragon Litigation - Class A(b)	649	65
Paragon Litigation - Class B(b)	974	6,331
Parkland Corp./Canada(d)	10,724	328,483
Parsley Energy, Inc. - Class A	37,885	474,699
Royal Dutch Shell PLC - Class B	45,060	723,685
Tervita Corp.(a)	29,494	46,329
Valero Energy Corp.	3,380	181,743
Vantage Drilling International(a)	602	1,656
Whiting Petroleum Corp.(a)	1,504	34,051
Yanzhou Coal Mining Co., Ltd.	82,900	143,476
Yanzhou Coal Mining Co., Ltd. - Class H	214,000	176,694

		6,417,104

Real Estate – 0.9%
Equity Real Estate Investment Trusts (REITs) – 0.6%
American Tower Corp.	6,552	1,514,822
Mapletree Logistics Trust	121,900	178,359
Nippon Building Fund, Inc.	149	821,183
Scentre Group	15,070	30,827
Stockland	23,120	76,785
Taubman Centers, Inc.	18,056	771,352
VICI Properties, Inc.	12,298	311,017

		3,704,345

Real Estate Management & Development – 0.3%
CBRE Group, Inc. - Class A(a)	21,376	1,306,928
Tokyu Fudosan Holdings Corp.(d)	67,800	327,250
Vonovia SE	10,350	707,729

		2,341,907

		6,046,252

Total Common Stocks (cost $300,989,046)		386,162,954

	Principal Amount (000)

CORPORATES - NON-INVESTMENT GRADE – 4.6%
Industrial – 3.8%
Basic – 0.3%
Advanced Drainage Systems, Inc. 5.00%, 09/30/2027 (e)	U.S.$	16	16,914
Arconic Corp. 6.125%, 02/15/2028 (e)		33	35,759
Big River Steel LLC/BRS Finance Corp. 6.625%, 01/31/2029 (e)		128	135,469
CF Industries, Inc. 3.45%, 06/01/2023		78	81,470
4.95%, 06/01/2043		3	3,738
5.375%, 03/15/2044		76	96,369

	Principal Amount (000)		U.S. $ Value
Cleveland-Cliffs, Inc. 6.75%, 03/15/2026(e)	U.S.$	12	$12,947
9.875%, 10/17/2025(e)		114	132,908
Commercial Metals Co. 5.375%, 07/15/2027		140	147,790
Crown Americas LLC/Crown Americas Capital Corp. VI 4.75%, 02/01/2026		20	20,782
Element Solutions, Inc. 3.875%, 09/01/2028 (e)		91	92,736
ERP Iron Ore, LLC 9.039%, 12/31/2019 (a) (b) (c) (g) (h)		12	10,336
FMG Resources (August 2006) Pty Ltd. 4.50%, 09/15/2027 (e)		36	39,477
Graham Packaging Co., Inc. 7.125%, 08/15/2028 (e)		28	30,165
Grinding Media, Inc./Moly-Cop AltaSteel Ltd. 7.375%, 12/15/2023 (e)		123	125,061
Hecla Mining Co. 7.25%, 02/15/2028		28	30,198
Illuminate Buyer LLC/Illuminate Holdings IV, Inc. 9.00%, 07/01/2028 (e)		77	85,725
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC 6.00%, 09/15/2028 (e)		95	100,995
Joseph T Ryerson & Son, Inc. 8.50%, 08/01/2028 (e)		52	56,829
Kaiser Aluminum Corp. 6.50%, 05/01/2025 (e)		22	23,528
Kraton Polymers LLC/Kraton Polymers Capital Corp. 5.25%, 05/15/2026 (e)	EUR	100	123,409
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018 (a) (b) (g) (i)	U.S.$	146	0
Novelis Corp. 5.875%, 09/30/2026 (e)		40	41,950
Peabody Energy Corp. 6.00%, 03/31/2022 (i)		16	6,242
SPCM SA 4.875%, 09/15/2025 (e)		142	146,320
United States Steel Corp. 12.00%, 06/01/2025 (e)		192	218,844
Valvoline, Inc. 4.25%, 02/15/2030 (e)		152	160,828

			1,976,789

Capital Goods – 0.5%
ARD Finance SA 5.00% (5.00% Cash or 5.75% PIK), 06/30/2027 (e) (h)	EUR	202	244,984

	Principal Amount (000)		U.S. $ Value
Ball Corp. 5.00%, 03/15/2022	U.S.$	93	$97,699
Bombardier, Inc. 5.75%, 03/15/2022(e)		364	360,313
8.75%, 12/01/2021(e)		60	61,540
Clean Harbors, Inc. 4.875%, 07/15/2027 (e)		3	3,178
Cleaver-Brooks, Inc. 7.875%, 03/01/2023 (e)		74	73,324
Colfax Corp. 6.00%, 02/15/2024(e)		23	23,957
6.375%, 02/15/2026(e)		24	25,747
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 01/15/2023		16	16,868
Energizer Holdings, Inc. 4.75%, 06/15/2028 (e)		33	34,528
EnerSys 4.375%, 12/15/2027 (e)		100	106,100
Gates Global LLC/Gates Corp. 6.25%, 01/15/2026 (e)		130	136,175
GFL Environmental, Inc. 5.125%, 12/15/2026(e)		15	15,911
8.50%, 05/01/2027(e)		50	55,503
Granite US Holdings Corp. 11.00%, 10/01/2027 (e)		54	59,364
Griffon Corp. 5.75%, 03/01/2028		22	23,306
JELD-WEN, Inc. 4.625%, 12/15/2025 (e)		17	17,358
Mauser Packaging Solutions Holding Co. 5.50%, 04/15/2024 (e)		13	13,208
Moog, Inc. 4.25%, 12/15/2027 (e)		42	43,319
RBS Global, Inc./Rexnord LLC 4.875%, 12/15/2025 (e)		60	61,495
Signature Aviation US Holdings, Inc. 4.00%, 03/01/2028(e)		55	55,089
5.375%, 05/01/2026(e)		60	62,039
Stevens Holding Co., Inc. 6.125%, 10/01/2026 (e)		18	19,606
Summit Materials LLC/Summit Materials Finance Corp. 5.25%, 01/15/2029 (e)		34	35,555
Terex Corp. 5.625%, 02/01/2025 (e)		81	83,261
Tervita Corp. 11.00%, 12/01/2025 (e)		140	145,088
TransDigm UK Holdings PLC 6.875%, 05/15/2026		265	281,679
TransDigm, Inc. 6.25%, 03/15/2026 (e)		47	49,809

	Principal Amount (000)		U.S. $ Value

Triumph Group, Inc. 6.25%, 09/15/2024(e)	U.S.$	37	$36,230
7.75%, 08/15/2025		42	36,703
8.875%, 06/01/2024(e)		66	72,769
Trivium Packaging Finance BV 8.50%, 08/15/2027 (e)		219	238,627
Vertical US Newco, Inc. 5.25%, 07/15/2027 (e)		300	315,711

			2,906,043

Communications - Media – 0.3%
Advantage Sales & Marketing, Inc. 6.00%, 10/28/2027		150	148,446
6.50%, 11/15/2028(e)		140	143,192
Arches Buyer, Inc. 6.125%, 12/01/2028 (e)		39	40,041
Banijay Entertainment SASU 3.50%, 03/01/2025 (e)	EUR	150	179,724
CCO Holdings LLC/CCO Holdings Capital Corp. 5.75%, 02/15/2026 (e)	U.S.$	87	90,069
Clear Channel Worldwide Holdings, Inc. 5.125%, 08/15/2027 (e)		25	25,249
CSC Holdings LLC 3.375%, 02/15/2031(e)		200	194,360
5.875%, 09/15/2022		15	15,952
6.75%, 11/15/2021		40	41,861
DISH DBS Corp. 7.375%, 07/01/2028		98	106,207
DISH Network Corp. 3.375%, 08/15/2026 (j)		56	55,570
iHeartCommunications, Inc. 4.75%, 01/15/2028(e)		35	35,404
6.375%, 05/01/2026		22	23,246
8.375%, 05/01/2027		137	145,158
Lamar Media Corp. 4.875%, 01/15/2029		4	4,233
5.75%, 02/01/2026		65	67,356
Meredith Corp. 6.875%, 02/01/2026		113	112,407
National CineMedia LLC 5.75%, 08/15/2026		33	20,740
5.875%, 04/15/2028(e)		67	52,275
Outfront Media Capital LLC/Outfront Media Capital Corp. 4.625%, 03/15/2030 (e)		61	60,659
Scripps Escrow, Inc. 5.875%, 07/15/2027 (e)		76	76,817
Sinclair Television Group, Inc. 5.125%, 02/15/2027 (e)		150	148,462
Summer BC Holdco B SARL 5.75%, 10/31/2026 (e)	EUR	150	186,579
TEGNA, Inc. 4.75%, 03/15/2026(e)	U.S.$	35	37,153
5.00%, 09/15/2029		110	115,601
Univision Communications, Inc. 9.50%, 05/01/2025 (e)		43	47,706

			2,174,467

	Principal Amount (000)			U.S. $ Value

Communications - Telecommunications – 0.1%
Consolidated Communications, Inc. 6.50%, 10/01/2028 (e)	U.S.$	123		$133,169
Frontier Communications Corp. 5.875%, 10/15/2027(d) (e)		65		68,401
6.75%, 05/01/2029(e)		28		28,968
Hughes Satellite Systems Corp. 7.625%, 06/15/2021		47		48,157
Intelsat Jackson Holdings SA 5.50%, 08/01/2023 (a) (k)		177		119,352
Sprint Communications, Inc. 11.50%, 11/15/2021		60		65,460
Zayo Group LLC/Zayo Capital, Inc. 5.75%, 01/15/2027 (e)		0	**	113

				463,620

Consumer Cyclical - Automotive – 0.2%
Allison Transmission, Inc. 5.875%, 06/01/2029 (e)		60		67,283
American Axle & Manufacturing, Inc. 6.25%, 04/01/2025(d)		13		13,435
6.875%, 07/01/2028		128		135,700
Clarios Global LP/Clarios US Finance Co. 6.25%, 05/15/2026 (e)		54		57,515
Dana, Inc. 5.375%, 11/15/2027		11		11,700
5.625%, 06/15/2028		17		18,322
Dealer Tire LLC/DT Issuer LLC 8.00%, 02/01/2028 (e)		14		14,420
Exide International Holdings LP (Superpriority Lien) 10.75%, 10/31/2021 (a) (b) (c) (i)		117		0
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024(a) (b) (c) (i)		59		0
(First Lien)
11.00%, 10/31/2024(a) (b) (c) (i)		24		0
Garrett LX I SARL/Garrett Borrowing LLC 5.125%, 10/15/2026 (a) (e) (k)	EUR	108		128,457
IHO Verwaltungs GmbH 3.625% (3.625% Cash or 4.375% PIK), 05/15/2025 (e) (h)		100		121,971
Jaguar Land Rover Automotive PLC 5.875%, 11/15/2024 (e)		153		182,946
Meritor, Inc. 4.50%, 12/15/2028(e)	U.S.$	104		105,465
6.25%, 02/15/2024-06/01/2025		107		110,826
PM General Purchaser LLC 9.50%, 10/01/2028 (e)		54		58,847

	Principal Amount (000)		U.S. $ Value
Tenneco, Inc. 5.00%, 07/15/2026(d)	U.S.$	121	$108,696
7.875%, 01/15/2029(e)		83	91,496
Titan International, Inc. 6.50%, 11/30/2023		102	93,290
Truck Hero, Inc. 8.50%, 04/21/2024 (e)		84	89,082

			1,409,451

Consumer Cyclical - Entertainment – 0.2%
AMC Entertainment Holdings, Inc. 5.75%, 06/15/2025		20	3,453
5.875%, 11/15/2026		141	22,248
Carnival Corp. 7.625%, 03/01/2026(e)		102	107,954
9.875%, 08/01/2027(e)		60	70,328
11.50%, 04/01/2023(e)		112	127,476
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op 5.50%, 05/01/2025 (e)		179	187,571
Mattel, Inc. 5.875%, 12/15/2027 (e)		15	16,549
Royal Caribbean Cruises Ltd. 10.875%, 06/01/2023(e)		127	143,579
11.50%, 06/01/2025(e)		224	262,927
SeaWorld Parks & Entertainment, Inc. 8.75%, 05/01/2025(e)		93	99,741
9.50%, 08/01/2025(e)		73	79,201
Silversea Cruise Finance Ltd. 7.25%, 02/01/2025 (e)		213	218,549
Six Flags Entertainment Corp. 4.875%, 07/31/2024 (e)		30	29,842
Six Flags Theme Parks, Inc. 7.00%, 07/01/2025 (e)		38	41,198
Vail Resorts, Inc. 6.25%, 05/15/2025 (e)		25	26,748
Viking Cruises Ltd. 5.875%, 09/15/2027(e)		53	50,214
13.00%, 05/15/2025(e)		11	12,919
VOC Escrow Ltd. 5.00%, 02/15/2028 (e)		3	2,903

			1,503,400

Consumer Cyclical - Other – 0.4%
Adams Homes, Inc. 7.50%, 02/15/2025 (e)		79	81,375
Bally’s Corp. 6.75%, 06/01/2027 (e)		97	101,313
Beazer Homes USA, Inc. 5.875%, 10/15/2027		7	7,366
6.75%, 03/15/2025		46	47,605

	Principal Amount (000)		U.S. $ Value
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 4.875%, 02/15/2030(e)	U.S.$	113	$112,096
6.25%, 09/15/2027(e)		3	3,170
Caesars Entertainment, Inc. 6.25%, 07/01/2025 (e)		102	108,508
Caesars Holdings, Inc. 5.00%, 10/01/2024 (j)		26	53,826
CP Atlas Buyer, Inc. 7.00%, 12/01/2028 (e)		29	30,014
Five Point Operating Co. LP/Five Point Capital Corp. 7.875%, 11/15/2025 (e)		173	182,022
Forestar Group, Inc. 5.00%, 03/01/2028(e)		40	40,360
8.00%, 04/15/2024(e)		67	70,604
Forterra Finance LLC/FRTA Finance Corp. 6.50%, 07/15/2025 (e)		27	28,849
Hilton Domestic Operating Co., Inc. 4.25%, 09/01/2024		15	15,159
5.375%, 05/01/2025(e)		21	22,207
5.75%, 05/01/2028(e)		22	23,769
Installed Building Products, Inc. 5.75%, 02/01/2028 (e)		31	32,925
K. Hovnanian Enterprises, Inc. 10.00%, 07/15/2022 (e)		199	192,083
KB Home 7.00%, 12/15/2021		54	56,160
Marriott Ownership Resorts, Inc. 6.125%, 09/15/2025 (e)		39	41,609
Marriott Ownership Resorts, Inc./ILG LLC 6.50%, 09/15/2026		154	162,253
Mattamy Group Corp. 4.625%, 03/01/2030(e)		88	92,499
5.25%, 12/15/2027(e)		53	56,282
Meritage Homes Corp. 7.00%, 04/01/2022		11	11,270
Scientific Games International, Inc. 5.00%, 10/15/2025(e)		27	27,752
7.00%, 05/15/2028(e)		43	44,786
7.25%, 11/15/2029(e)		42	44,619
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028-04/01/2029(e)		142	147,515
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875%, 05/15/2025 (e)		197	192,075
Taylor Morrison Communities, Inc. 5.75%, 01/15/2028(e)		20	22,682
5.875%, 06/15/2027(e)		3	3,398

	Principal Amount (000)		U.S. $ Value
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc. 5.625%, 03/01/2024 (e)	U.S.$	183	$195,469
Wyndham Destinations, Inc. 4.625%, 03/01/2030(e)		94	97,185
6.625%, 07/31/2026(e)		48	53,810
Wyndham Hotels & Resorts, Inc. 5.375%, 04/15/2026 (e)		3	3,090
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025 (e)		93	94,862

			2,500,567

Consumer Cyclical - Restaurants – 0.0%
1011778 BC ULC/New Red Finance, Inc. 5.75%, 04/15/2025 (e)		53	56,627
Golden Nugget, Inc. 6.75%, 10/15/2024 (e)		97	94,854
IRB Holding Corp. 6.75%, 02/15/2026 (e)		122	126,230

			277,711

Consumer Cyclical - Retailers – 0.2%
Burlington Coat Factory Warehouse Corp. 6.25%, 04/15/2025 (e)		12	12,742
Dufry One BV 2.50%, 10/15/2024 (e)	EUR	143	165,095
FirstCash, Inc. 4.625%, 09/01/2028 (e)	U.S.$	22	22,671
L Brands, Inc. 5.25%, 02/01/2028		13	13,481
6.625%, 10/01/2030(e)		129	141,465
6.875%, 07/01/2025(e)		32	34,532
7.50%, 06/15/2029		13	14,335
9.375%, 07/01/2025(e)		55	67,051
Murphy Oil USA, Inc. 5.625%, 05/01/2027		6	6,010
Penske Automotive Group, Inc. 3.50%, 09/01/2025		65	65,870
5.50%, 05/15/2026		15	15,607
PetSmart, Inc. 7.125%, 03/15/2023 (e)		141	139,372
Rite Aid Corp. 7.50%, 07/01/2025 (e)		151	153,748
Sonic Automotive, Inc. 6.125%, 03/15/2027		47	49,616
Specialty Building Products Holdings LLC/SBP Finance Corp. 6.375%, 09/30/2026 (e)		176	183,288
Staples, Inc. 7.50%, 04/15/2026 (e)		215	216,692
TPro Acquisition Corp. 11.00%, 10/15/2024 (e)		36	36,237

	Principal Amount (000)		U.S. $ Value
White Cap Buyer LLC 6.875%, 10/15/2028 (e)	U.S.$	151	$160,617
William Carter Co. (The) 5.50%, 05/15/2025 (e)		47	49,761

			1,548,190

Consumer Non-Cyclical – 0.3%
Acadia Healthcare Co., Inc. 5.50%, 07/01/2028 (e)		88	93,703
AdaptHealth LLC 6.125%, 08/01/2028 (e)		25	26,990
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.25%, 03/15/2026 (e)		184	185,509
Bausch Health Cos., Inc. 6.25%, 02/15/2029 (e)		7	7,418
Catalent Pharma Solutions, Inc. 4.875%, 01/15/2026 (e)		55	56,162
CD&R Smokey Buyer, Inc. 6.75%, 07/15/2025 (e)		8	8,582
CHS/Community Health Systems, Inc. 8.125%, 06/30/2024 (e)		97	90,425
Coty, Inc. 6.50%, 04/15/2026 (e)		100	97,103
DaVita, Inc. 3.75%, 02/15/2031 (e)		90	89,660
Emergent BioSolutions, Inc. 3.875%, 08/15/2028 (e)		13	13,186
Endo Dac/Endo Finance LLC/Endo Finco, Inc. 9.50%, 07/31/2027 (e)		36	39,638
Global Medical Response, Inc. 6.50%, 10/01/2025 (e)		140	144,420
HCA, Inc. 5.875%, 05/01/2023		23	25,175
Kronos Acquisition Holdings, Inc. 9.00%, 08/15/2023 (e)		242	246,801
Lamb Weston Holdings, Inc. 4.625%, 11/01/2024 (e)		140	146,117
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.50%, 04/15/2025 (a) (e) (k)		26	7,832
MEDNAX, Inc. 5.25%, 12/01/2023(e)		10	10,207
6.25%, 01/15/2027(e)		17	18,198
Newell Brands, Inc. 4.35%, 04/01/2023		4	4,207
Par Pharmaceutical, Inc. 7.50%, 04/01/2027 (e)		164	177,113
Providence Service Corp. (The) 5.875%, 11/15/2025 (e)		17	18,043
Spectrum Brands, Inc. 5.75%, 07/15/2025		30	30,986

	Principal Amount (000)		U.S. $ Value
Sunshine Mid BV 6.50%, 05/15/2026 (e)	EUR	103	$128,340
Tenet Healthcare Corp. 5.125%, 05/01/2025	U.S.$	35	35,361
6.125%, 10/01/2028(e)		65	66,051
7.50%, 04/01/2025(e)		70	76,628
US Renal Care, Inc. 10.625%, 07/15/2027 (e)		85	94,141

			1,937,996

Energy – 0.6%
Antero Resources Corp. 5.125%, 12/01/2022		114	109,019
Apache Corp. 4.625%, 11/15/2025		8	8,319
4.875%, 11/15/2027		16	16,714
Berry Petroleum Co. LLC 7.00%, 02/15/2026 (e)		83	67,548
Blue Racer Midstream LLC/Blue Racer Finance Corp. 6.625%, 07/15/2026 (d) (e)		29	27,282
Callon Petroleum, Co. 6.25%, 04/15/2023		28	13,412
8.25%, 07/15/2025		169	67,331
Citgo Holding, Inc. 9.25%, 08/01/2024 (e)		50	44,622
CITGO Petroleum Corp. 6.25%, 08/15/2022(e)		34	33,188
7.00%, 06/15/2025(e)		152	148,200
CNX Resources Corp. 6.00%, 01/15/2029(e)		64	64,671
7.25%, 03/14/2027(e)		15	15,860
Comstock Resources, Inc. 7.50%, 05/15/2025(e)		41	40,896
9.75%, 08/15/2026		39	41,193
Diamond Offshore Drilling, Inc. 4.875%, 11/01/2043(a) (k)		367	27,951
7.875%, 08/15/2025(a) (k)		43	3,555
EnLink Midstream Partners LP 4.40%, 04/01/2024		7	6,743
Genesis Energy LP/Genesis Energy Finance Corp. 5.625%, 06/15/2024		51	47,940
6.25%, 05/15/2026		47	43,497
6.50%, 10/01/2025		32	29,712
7.75%, 02/01/2028		84	77,641
Global Partners LP/GLP Finance Corp. 6.875%, 01/15/2029(e)		38	40,591
7.00%, 08/01/2027		51	54,616
Gulfport Energy Corp. 6.00%, 10/15/2024(a) (k)		62	37,415
6.375%, 05/15/2025-01/15/2026(a) (k)		279	168,587
6.625%, 05/01/2023		12	7,234

	Principal Amount (000)		U.S. $ Value
Hess Midstream Operations LP 5.625%, 02/15/2026 (e)	U.S.$	197	$203,448
HighPoint Operating Corp. 7.00%, 10/15/2022		33	13,348
Hilcorp Energy I LP/Hilcorp Finance Co. 5.75%, 10/01/2025 (e)		110	107,053
Indigo Natural Resources LLC 6.875%, 02/15/2026 (e)		67	67,782
Murphy Oil Corp. 6.375%, 12/01/2042		51	40,983
Nabors Industries Ltd. 7.25%, 01/15/2026(e)		59	33,075
7.50%, 01/15/2028(e)		60	31,793
New Fortress Energy, Inc. 6.75%, 09/15/2025 (e)		126	134,191
NGL Energy Partners LP/NGL Energy Finance Corp. 7.50%, 11/01/2023		209	105,520
Occidental Petroleum Corp. 2.70%, 02/15/2023		69	66,328
2.90%, 08/15/2024		42	39,148
3.40%, 04/15/2026		10	9,000
3.50%, 06/15/2025		35	32,719
5.875%, 09/01/2025(d)		22	22,184
8.00%, 07/15/2025		37	40,510
8.50%, 07/15/2027		26	28,717
8.875%, 07/15/2030		26	29,345
Parkland Corp./Canada 6.00%, 04/01/2026 (e)		142	149,506
PBF Holding Co. LLC/PBF Finance Corp. 9.25%, 05/15/2025 (e)		95	94,302
PDC Energy, Inc. 5.75%, 05/15/2026		217	216,494
QEP Resources, Inc. 5.25%, 05/01/2023		44	37,592
5.375%, 10/01/2022		81	73,656
SandRidge Energy, Inc. 7.50%, 02/15/2023(a) (b) (c)		69	0
8.125%, 10/15/2022(a) (b) (c)		113	0
SM Energy Co. 5.00%, 01/15/2024		66	44,204
5.625%, 06/01/2025		4	2,319
Southwestern Energy Co. 8.375%, 09/15/2028		40	43,886
Sunoco LP/Sunoco Finance Corp. 5.50%, 02/15/2026		104	107,973
5.875%, 03/15/2028		129	138,534
6.00%, 04/15/2027		4	4,244
Transocean Phoenix 2 Ltd. 7.75%, 10/15/2024 (e)		91	84,501
Transocean Pontus Ltd. 6.125%, 08/01/2025 (e)		51	47,628
Transocean Sentry Ltd. 5.375%, 05/15/2023 (e)		144	113,013

	Principal Amount (000)		U.S. $ Value
Transocean, Inc. 6.80%, 03/15/2038	U.S.$	1	$225
7.25%, 11/01/2025(e)		39	15,417
7.50%, 01/15/2026(e)		103	29,574
11.50%, 01/30/2027(e)		35	18,125
Vantage Drilling International 7.50%, 11/01/2019 (a) (b) (c) (g)		111	0
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023 (e)		286	228,814
Western Midstream Operating LP 3.95%, 06/01/2025		24	24,008
4.00%, 07/01/2022		14	14,258
4.10%, 02/01/2025		48	47,886
4.50%, 03/01/2028		56	56,831
4.75%, 08/15/2028		29	29,741
5.05%, 02/01/2030		48	51,265
5.45%, 04/01/2044		19	17,765

			3,940,642

Other Industrial – 0.1%
American Builders & Contractors Supply Co., Inc. 5.875%, 05/15/2026 (e)		55	57,347
Avient Corp. 5.75%, 05/15/2025 (e)		32	34,186
IAA, Inc. 5.50%, 06/15/2027 (e)		34	35,846
Interface, Inc. 5.50%, 12/01/2028 (e)		22	22,750
KAR Auction Services, Inc. 5.125%, 06/01/2025 (e)		130	134,049
Laureate Education, Inc. 8.25%, 05/01/2025 (e)		134	142,195

			426,373

Services – 0.3%
ANGI Group LLC 3.875%, 08/15/2028 (e)		209	206,879
Aptim Corp. 7.75%, 06/15/2025 (e)		125	93,044
APX Group, Inc. 6.75%, 02/15/2027(e)		35	37,746
7.875%, 12/01/2022		185	185,472
Aramark Services, Inc. 6.375%, 05/01/2025 (e)		90	95,873
Carlson Travel, Inc. 11.50% (9.50% Cash and 2.00% PIK), 12/15/2026 (e) (h)		200	102,962
Carriage Services, Inc. 6.625%, 06/01/2026 (e)		87	92,351
Cars.com, Inc. 6.375%, 11/01/2028 (e)		44	45,500

	Principal Amount (000)		U.S. $ Value
Garda World Security Corp. 9.50%, 11/01/2027 (e)	U.S.$	37	$41,255
Gartner, Inc. 4.50%, 07/01/2028 (e)		49	51,695
Korn Ferry 4.625%, 12/15/2027 (e)		63	65,895
Monitronics International, Inc. 0.00%, 04/01/2020 (a) (b) (c) (g)		120	0
MPH Acquisition Holdings LLC 5.75%, 11/01/2028 (d) (e)		227	222,331
Refinitiv US Holdings, Inc. 6.25%, 05/15/2026 (e)		70	74,906
Sabre GLBL, Inc. 5.25%, 11/15/2023(e)		75	75,633
9.25%, 04/15/2025(e)		41	47,920
Service Corp. International/US 3.375%, 08/15/2030		103	105,639
TripAdvisor, Inc. 7.00%, 07/15/2025 (e)		41	44,180
Verscend Escrow Corp. 9.75%, 08/15/2026 (e)		115	125,066

			1,714,347

Technology – 0.2%
Avaya, Inc. 6.125%, 09/15/2028 (e)		152	160,307
Banff Merger Sub, Inc. 9.75%, 09/01/2026 (e)		158	169,109
Boxer Parent Co., Inc. 7.125%, 10/02/2025 (e)		7	7,566
CDW LLC/CDW Finance Corp. 4.125%, 05/01/2025		59	61,336
CommScope, Inc. 5.50%, 03/01/2024 (e)		75	77,309
Conduent Finance, Inc./Conduent Business Services LLC 10.50%, 12/15/2024 (e)		1	910
LogMeIn, Inc. 5.50%, 09/01/2027 (e)		51	52,811
Microchip Technology, Inc. 4.25%, 09/01/2025 (e)		58	60,819
NCR Corp. 5.75%, 09/01/2027(e)		40	42,273
6.125%, 09/01/2029(e)		28	30,425
8.125%, 04/15/2025(e)		28	31,243
Presidio Holdings, Inc. 4.875%, 02/01/2027(e)		12	12,698
8.25%, 02/01/2028(e)		18	19,528
Science Applications International Corp. 4.875%, 04/01/2028 (e)		11	11,631
Solera LLC/Solera Finance, Inc. 10.50%, 03/01/2024 (e)		119	123,579
Veritas US, Inc./Veritas Bermuda Ltd. 7.50%, 09/01/2025 (e)		181	182,987

			1,044,531

	Principal Amount (000)		U.S. $ Value

Transportation - Airlines – 0.0%
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd. 8.00%, 09/20/2025 (e)	U.S.$	156	$173,640

Transportation - Services – 0.1%
Algeco Global Finance PLC 8.00%, 02/15/2023 (e)		200	204,468
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.75%, 07/15/2027(d) (e)		30	30,029
10.50%, 05/15/2025(d) (e)		64	75,079

			309,576

			24,307,343

Financial Institutions – 0.8%
Banking – 0.3%
Alliance Data Systems Corp. 4.75%, 12/15/2024(e)		115	110,425
7.00%, 01/15/2026(e)		116	118,291
Banco Santander SA 6.75%, 04/25/2022 (e) (l)	EUR	300	379,774
CaixaBank SA 5.875%, 10/09/2027 (e) (l)		200	259,101
Credit Suisse Group AG 6.25%, 12/18/2024 (e) (l)	U.S.$	200	219,438
Credit Suisse Group AG 7.50%, 07/17/2023 (e) (l)		206	224,806
Discover Financial Services Series D 6.125%, 06/23/2025 (l)		306	339,746
UniCredit SpA 9.25%, 06/03/2022 (e) (l)	EUR	200	263,023

			1,914,604

Brokerage – 0.1%
Lehman Brothers Holdings, Inc. 5.625%, 01/24/2013 (a) (g)	U.S.$	1,030	11,531
LPL Holdings, Inc. 5.75%, 09/15/2025 (e)		35	36,218
NFP Corp. 6.875%, 08/15/2028(e)		257	268,532
7.00%, 05/15/2025(e)		43	45,756

			362,037

Finance – 0.1%
CNG Holdings, Inc. 12.50%, 06/15/2024 (e)		93	83,305

	Principal Amount (000)		U.S. $ Value
Curo Group Holdings Corp. 8.25%, 09/01/2025 (e)	U.S.$	207	$175,107
Enova International, Inc. 8.50%, 09/01/2024-09/15/2025(e)		206	194,983
goeasy Ltd. 5.375%, 12/01/2024 (e)		74	76,838
Lincoln Financing SARL 3.625%, 04/01/2024 (e)	EUR	103	123,791
Navient Corp. 5.50%, 01/25/2023	U.S.$	25	25,933
5.875%, 03/25/2021		1	1,437
6.50%, 06/15/2022		31	32,616
7.25%, 01/25/2022		31	32,802
OneMain Finance Corp. 7.75%, 10/01/2021		55	57,608
SLM Corp. 5.125%, 04/05/2022		30	31,210
TMX Finance LLC/TitleMax Finance Corp. 11.125%, 04/01/2023 (e)		112	105,978

			941,608

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 7.00%, 11/15/2025(e)		35	35,968
8.125%, 02/15/2024(e)		68	71,394
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer 6.75%, 10/15/2027 (e)		192	205,855
Genworth Holdings, Inc. 7.625%, 09/24/2021 (d)		19	19,116

			332,333

Other Finance – 0.1%
Intrum AB 2.75%, 07/15/2022(e)	EUR	13	15,507
3.00%, 09/15/2027(e)		100	113,665
4.875%, 08/15/2025(e)		100	122,255
Tempo Acquisition LLC/Tempo Acquisition Finance Corp. 6.75%, 06/01/2025 (e)	U.S.$	184	188,819

			440,246

REITS – 0.1%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL 5.75%, 05/15/2026 (e)		265	242,231
Diversified Healthcare Trust 6.75%, 12/15/2021		21	21,788
9.75%, 06/15/2025		90	102,753
GEO Group, Inc. (The) 6.00%, 04/15/2026 (d)		30	22,200

	Principal Amount (000)		U.S. $ Value
Iron Mountain, Inc. 4.875%, 09/15/2027 (e)	U.S.$	3	$3,114
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625%, 05/01/2024		90	96,525
5.75%, 02/01/2027		108	120,538
Realogy Group LLC/Realogy Co-Issuer Corp. 9.375%, 04/01/2027 (e)		204	223,574

			832,723

			4,823,551

Utility – 0.0%
Electric – 0.0%
Calpine Corp. 5.125%, 03/15/2028 (e)		28	29,441
NRG Energy, Inc. 6.625%, 01/15/2027		3	3,163
Talen Energy Supply LLC 4.60%, 12/15/2021		1	733
6.50%, 06/01/2025		144	97,762
7.25%, 05/15/2027(e)		37	38,836
10.50%, 01/15/2026(e)		152	122,016
Texas Competitive/TCEH 11.50%, 10/01/2020 (a) (b) (c) (g)		142	0

			291,951

Total Corporates - Non-Investment Grade (cost $29,348,336)			29,422,845

GOVERNMENTS - TREASURIES – 2.0%
Colombia – 0.1%
Colombian TES Series B 10.00%, 07/24/2024	COP	1,391,900	470,136

Mexico – 0.1%
Mexican Bonos Series M 20 7.50%, 06/03/2027	MXN	9,211	511,305

Russia – 0.1%
Russian Federal Bond - OFZ Series 6212 7.05%, 01/19/2028	RUB	23,770	338,960
Series 6217 7.50%, 08/18/2021		40,638	543,668

			882,628

United States – 1.7%
U.S. Treasury Bonds 1.25%, 05/15/2050	U.S.$	204	188,254
U.S. Treasury Notes 0.625%, 08/15/2030(m)		3,764	3,691,465
1.625%, 08/15/2029(m)		2,250	2,417,344

	Principal Amount (000)		U.S. $ Value
2.25%, 08/15/2027(m)	U.S.$	2,676	$2,972,450
2.375%, 05/15/2029(m)		1,829	2,075,116

			11,344,629

Total Governments - Treasuries (cost $12,747,022)			13,208,698

CORPORATES - INVESTMENT GRADE – 2.0%
Financial Institutions – 1.1%
Banking – 0.6%
Ally Financial, Inc. 5.80%, 05/01/2025		82	97,552
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375%, 04/17/2025 (e)		184	208,067
Bank of America Corp. Series Z 6.50%, 10/23/2024 (l)		7	7,924
Barclays Bank PLC 6.86%, 06/15/2032 (e) (l)		35	49,957
CIT Group, Inc. 3.929%, 06/19/2024		31	32,696
Citigroup Capital XVIII 0.949% (Sterling LIBOR 3 Month + 0.89%), 06/28/2067 (n)	GBP	185	212,800
Citigroup, Inc. 5.95%, 01/30/2023(l)	U.S.$	365	383,994
Series V 4.70%, 01/30/2025(l)		95	97,109
Credit Agricole SA 8.125%, 12/23/2025(e) (l)		400	482,640
DNB Bank ASA 6.50%, 03/26/2022 (e) (l)		201	210,969
Goldman Sachs Group, Inc. (The) Series O 5.30%, 11/10/2026(l)		23	24,983
Series P 5.00%, 11/10/2022(l)		185	184,508
HSBC Holdings PLC 6.00%, 09/29/2023 (e) (l)	EUR	300	394,983
Natwest Group PLC 8.625%, 08/15/2021 (l)	U.S.$	320	334,723
Santander Holdings USA, Inc. 3.244%, 10/05/2026		55	59,526
4.40%, 07/13/2027		103	116,319
Truist Financial Corp. Series P 4.95%, 09/01/2025(l)		211	231,081
Series Q 5.10%, 03/01/2030(l)		56	63,216
UBS Group AG 7.00%, 02/19/2025 (e) (l)		400	455,428

			3,648,475

	Principal Amount (000)		U.S. $ Value

Brokerage – 0.0%
Charles Schwab Corp. (The) Series G 5.375%, 06/01/2025 (l)	U.S.$	119	$133,074

Finance – 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.65%, 07/21/2027		242	250,083
3.875%, 01/23/2028		244	248,565
Aircastle Ltd. 4.125%, 05/01/2024		14	14,438
4.25%, 06/15/2026		2	2,042
4.40%, 09/25/2023		30	31,121
5.00%, 04/01/2023		3	3,136
5.25%, 08/11/2025(e)		194	204,623
Aviation Capital Group LLC 2.875%, 01/20/2022(e)		90	91,515
3.50%, 11/01/2027(e)		25	23,402
3.875%, 05/01/2023(e)		60	61,244
4.125%, 08/01/2025(e)		39	38,840
4.375%, 01/30/2024(e)		22	22,713
4.875%, 10/01/2025(e)		30	30,788
5.50%, 12/15/2024(e)		67	71,934
Synchrony Financial 2.85%, 07/25/2022		50	51,644
4.25%, 08/15/2024		23	25,280
4.375%, 03/19/2024		31	34,044
4.50%, 07/23/2025		42	47,238

			1,252,650

Insurance – 0.3%
Assicurazioni Generali SpA 5.50%, 10/27/2047 (e)	EUR	185	268,399
Caisse Nationale de Reassurance Mutuelle Agricole Groupama 6.00%, 01/23/2027		200	297,137
Centene Corp. 5.375%, 08/15/2026 (e)	U.S.$	81	85,759
Liberty Mutual Group, Inc. 7.80%, 03/15/2037 (d) (e)		298	378,382
MetLife Capital Trust IV 7.875%, 12/15/2037 (e)		254	355,702
MetLife, Inc. 6.40%, 12/15/2036		47	60,351
Prudential Financial, Inc. 5.20%, 03/15/2044		44	46,811
5.625%, 06/15/2043		126	135,725
SCOR SE 3.00%, 06/08/2046 (e)	EUR	100	134,196

			1,762,462

	Principal Amount (000)		U.S. $ Value

REITS – 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.25%, 06/01/2025	U.S.$	32	$35,489
5.375%, 04/15/2026		20	22,589
MPT Operating Partnership LP/MPT Finance Corp. 5.00%, 10/15/2027		33	33,540
5.25%, 08/01/2026		96	100,447
5.50%, 05/01/2024		5	5,057
Sabra Health Care LP 4.80%, 06/01/2024		77	81,984
Spirit Realty LP 4.45%, 09/15/2026		13	14,553

			293,659

			7,090,320

Industrial – 0.9%
Basic – 0.1%
ArcelorMittal SA 7.00%, 03/01/2041		54	70,765
7.25%, 10/15/2039		53	70,295
Arconic Corp. 6.00%, 05/15/2025 (e)		54	58,158
Equate Petrochemical BV 3.00%, 03/03/2022 (e)		255	258,984
Glencore Finance Canada Ltd. 6.00%, 11/15/2041 (e)		11	14,296
GUSAP III LP 4.25%, 01/21/2030 (e)		200	219,500
Industrias Penoles SAB de CV 5.65%, 09/12/2049 (e)		201	250,434
Vale Overseas Ltd. 3.75%, 07/08/2030		16	17,563

			959,995

Capital Goods – 0.0%
General Electric Co. Series D 5.00%, 01/21/2021 (l)		122	108,881

Communications - Telecommunications – 0.1%
Hughes Satellite Systems Corp. 5.25%, 08/01/2026		55	60,534
Qwest Corp. 6.75%, 12/01/2021		133	139,298
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC 4.738%, 03/20/2025 (e)		330	356,832

			556,664

	Principal Amount (000)		U.S. $ Value

Consumer Cyclical - Automotive – 0.1%
General Motors Co. 5.20%, 04/01/2045	U.S.$	140	$169,876
6.125%, 10/01/2025		15	18,073
6.25%, 10/02/2043		185	249,347
6.80%, 10/01/2027		18	23,158
General Motors Financial Co., Inc. 5.20%, 03/20/2023		14	15,351
Harley-Davidson Financial Services, Inc. 3.35%, 06/08/2025 (e)		93	99,853
Lear Corp. 3.50%, 05/30/2030		27	29,068
3.80%, 09/15/2027		34	37,492
4.25%, 05/15/2029		24	27,297
Nissan Motor Acceptance Corp. 2.60%, 09/28/2022(e)		8	8,160
2.80%, 01/13/2022(e)		6	6,112
3.45%, 03/15/2023(e)		8	8,320
3.875%, 09/21/2023(e)		27	28,596

			720,703

Consumer Cyclical - Other – 0.1%
Lennar Corp. 4.75%, 11/29/2027		3	3,557
6.25%, 12/15/2021		55	56,743
Marriott International, Inc./MD Series EE 5.75%, 05/01/2025		29	33,614
MDC Holdings, Inc. 6.00%, 01/15/2043		195	255,532
PulteGroup, Inc. 6.00%, 02/15/2035		130	176,334
Toll Brothers Finance Corp. 4.875%, 03/15/2027		27	30,943
5.875%, 02/15/2022		86	89,294

			646,017

Consumer Non-Cyclical – 0.1%
BAT Capital Corp. 4.70%, 04/02/2027		64	75,061
CVS Health Corp. 4.78%, 03/25/2038		265	335,922
Sysco Corp. 5.95%, 04/01/2030		10	13,221

			424,204

Energy – 0.2%
Cenovus Energy, Inc. 5.375%, 07/15/2025		63	69,341
6.75%, 11/15/2039		4	4,213
Continental Resources, Inc./OK 5.75%, 01/15/2031 (e)		82	87,856
Ecopetrol SA 5.875%, 05/28/2045		9	10,669
6.875%, 04/29/2030		93	117,552

	Principal Amount (000)		U.S. $ Value
Energy Transfer Operating LP 4.25%, 03/15/2023	U.S.$	108	$113,643
6.125%, 12/15/2045		135	152,589
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023		95	102,035
ONEOK, Inc. 2.20%, 09/15/2025		35	35,262
2.75%, 09/01/2024		114	118,833
5.85%, 01/15/2026		84	98,332
Parsley Energy LLC/Parsley Finance Corp. 5.625%, 10/15/2027 (e)		32	34,461
Plains All American Pipeline LP/PAA Finance Corp. 3.60%, 11/01/2024		19	19,792
4.50%, 12/15/2026		37	40,606
4.65%, 10/15/2025		99	108,040
Sunoco Logistics Partners Operations LP 3.90%, 07/15/2026		13	13,843

			1,127,067

Services – 0.0%
Expedia Group, Inc. 6.25%, 05/01/2025 (e)		25	28,558

Technology – 0.1%
Baidu, Inc. 3.075%, 04/07/2025 (d)		250	265,772
Dell International LLC/EMC Corp. 5.85%, 07/15/2025(e)		61	72,596
6.02%, 06/15/2026(e)		20	24,265
Nokia Oyj 3.375%, 06/12/2022		15	15,447
6.625%, 05/15/2039		34	42,667
Western Digital Corp. 4.75%, 02/15/2026		10	10,925

			431,672

Transportation - Airlines – 0.1%
Delta Air Lines, Inc. 7.00%, 05/01/2025 (e)		97	110,725
Delta Air Lines, Inc./SkyMiles IP Ltd. 4.50%, 10/20/2025(e)		58	60,946
4.75%, 10/20/2028(e)		67	72,095
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd. 6.50%, 06/20/2027 (e)		354	383,672

			627,438

Transportation - Services – 0.0%
United Rentals North America, Inc. 3.875%, 11/15/2027		60	62,880

			5,694,079

	Principal Amount (000)		U.S. $ Value
Utility – 0.0%
Electric – 0.0%
Israel Electric Corp., Ltd. Series 6 5.00%, 11/12/2024 (e)	U.S.$	200	$225,875

Total Corporates - Investment Grade (cost $11,809,450)			13,010,274

EMERGING MARKETS - SOVEREIGNS – 1.8%
Angola – 0.1%
Angolan Government International Bond 9.50%, 11/12/2025 (e)		386	366,700

Argentina – 0.1%
Argentine Republic Government International Bond 0.125%, 07/09/2030-07/09/2041		1,964	716,700
1.00%, 07/09/2029		96	40,790

			757,490

Bahrain – 0.1%
Bahrain Government International Bond 6.75%, 09/20/2029(e)		200	226,500
7.00%, 10/12/2028(e)		200	229,125
7.375%, 05/14/2030(e)		200	233,750
CBB International Sukuk Programme Co. SPC 6.25%, 11/14/2024 (e)		218	238,301

			927,676

Brazil – 0.0%
Brazilian Government International Bond 3.875%, 06/12/2030 (d)		260	271,570

Costa Rica – 0.0%
Costa Rica Government International Bond 6.125%, 02/19/2031 (e)		335	294,067

Dominican Republic – 0.2%
Dominican Republic International Bond 4.50%, 01/30/2030(e)		300	313,969
4.875%, 09/23/2032(e)		150	160,406
8.625%, 04/20/2027(e)		425	517,969

			992,344

Ecuador – 0.1%
Ecuador Government International Bond Zero Coupon, 07/31/2030(e)		48	21,176
0.50%, 07/31/2030-07/31/2040(e)		802	441,333

			462,509

	Principal Amount (000)		U.S. $ Value
Egypt – 0.2%
Egypt Government International Bond
6.125%, 01/31/2022(e)	U.S.$	407	$422,262
7.053%, 01/15/2032(e)		200	211,438
7.625%, 05/29/2032(e)		208	227,500
8.70%, 03/01/2049(e)		239	262,078
8.875%, 05/29/2050(e)		208	231,205

			1,354,483

El Salvador – 0.0%
El Salvador Government International Bond 7.125%, 01/20/2050(e)		334	278,264
7.65%, 06/15/2035(e)		10	8,728

			286,992

Ghana – 0.1%
Ghana Government International Bond 6.375%, 02/11/2027(e)		200	200,812
10.75%, 10/14/2030(e)		248	321,315

			522,127

Guatemala – 0.1%
Guatemala Government Bond 5.375%, 04/24/2032 (e)		294	350,227

Honduras – 0.1%
Honduras Government International Bond 7.50%, 03/15/2024 (e)		400	442,375

Ivory Coast – 0.1%
Ivory Coast Government International Bond 4.875%, 01/30/2032(e)	EUR	170	202,278
6.125%, 06/15/2033(e)	U.S.$	258	283,478
6.375%, 03/03/2028(e)		360	404,887

			890,643

Kenya – 0.1%
Kenya Government International Bond 6.875%, 06/24/2024(e)		200	216,313
7.00%, 05/22/2027(e)		275	298,031

			514,344

Lebanon – 0.0%
Lebanon Government International Bond 6.85%, 03/23/2027(a) (e) (k)		46	5,750
Series G 6.60%, 11/27/2026(a) (e) (k)		189	23,625
6.65%, 04/22/2024(a) (e) (k)		45	5,625

			35,000

Mongolia – 0.1%
Mongolia Government International Bond 5.125%, 12/05/2022(e)		270	279,366
10.875%, 04/06/2021(e)		200	205,750

			485,116

	Principal Amount (000)		U.S. $ Value
Nigeria – 0.1%
Nigeria Government International Bond 6.50%, 11/28/2027(e)	U.S.$	200	$209,813
6.75%, 01/28/2021(e)		200	200,750
7.625%, 11/21/2025(e)		267	300,792

			711,355

Oman – 0.1%
Oman Government International Bond 4.125%, 01/17/2023 (e)		400	398,875

Senegal – 0.1%
Senegal Government International Bond 6.25%, 05/23/2033 (e)		365	402,526

South Africa – 0.1%
Republic of South Africa Government International Bond 5.75%, 09/30/2049		247	237,583
5.875%, 09/16/2025		300	335,063

			572,646

Ukraine – 0.0%
Ukraine Government International Bond 7.75%, 09/01/2024 (e)		285	310,828

Venezuela – 0.0%
Venezuela Government International Bond 9.25%, 09/15/2027 (a) (k)		815	73,350

Total Emerging Markets - Sovereigns (cost $11,628,130)			11,423,243

	Shares

INVESTMENT COMPANIES – 1.5%
Funds and Investment Trusts – 1.5%(o)
Consumer Staples Select Sector SPDR Fund		8,569	573,352
Financial Select Sector SPDR Fund		40,879	1,139,706
iShares 10-20 Year Treasury Bond ETF(d)		4,769	778,396
iShares iBoxx High Yield Corporate Bond ETF		9,785	844,641
iShares JP Morgan USD Emerging Markets Bond ETF		12,884	1,471,997
iShares MSCI ACWI ETF(d)		6,079	530,879
iShares MSCI Global Min Vol Factor ETF		16,703	1,590,460
iShares Russell 2000 ETF		591	106,983
iShares US Technology ETF(d)		3,248	1,056,087
ROBO Global Robotics and Automation Index ETF(d)		18,414	1,031,921
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E		18,021	582,979

Total Investment Companies (cost $8,777,770)			9,707,401

	Principal Amount (000)		U.S. $ Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.9%
Risk Share Floating Rate – 0.9%
Bellemeade Re Ltd. Series 2018-3A, Class M2 2.90% (LIBOR 1 Month + 2.75%), 10/25/2028(e) (n)	U.S.$	150	$148,397
Series 2019-3A, Class M1C 2.10% (LIBOR 1 Month + 1.95%), 07/25/2029(e) (n)		164	159,947
Connecticut Avenue Securities Trust Series 2018-R07, Class 1B1 4.50% (LIBOR 1 Month + 4.35%), 04/25/2031 (e) (n)		51	50,862
Eagle Re Ltd. Series 2018-1, Class M2 3.15% (LIBOR 1 Month + 3.00%), 11/25/2028 (e) (n)		150	147,184
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2015-HQA1, Class M3 4.85% (LIBOR 1 Month + 4.70%), 03/25/2028(n)		294	304,875
Series 2016-HQA2, Class M3 5.30% (LIBOR 1 Month + 5.15%), 11/25/2028(n)		345	361,924
Series 2016-HQA3, Class M3 4.00% (LIBOR 1 Month + 3.85%), 03/25/2029(n)		374	387,428
Series 2016-HQA4, Class M3 4.05% (LIBOR 1 Month + 3.90%), 04/25/2029(n)		407	420,974
Series 2017-HQA1, Class M2 3.70% (LIBOR 1 Month + 3.55%), 08/25/2029(n)		384	392,696
Series 2019-DNA3, Class M2 2.20% (LIBOR 1 Month + 2.05%), 07/25/2049(e) (n)		16	16,115
Series 2020-DNA1, Class M2 1.85% (LIBOR 1 Month + 1.70%), 01/25/2050(e) (n)		338	334,608
Federal National Mortgage Association Connecticut Avenue Securities Series 2015-C02, Class 1M2 4.15% (LIBOR 1 Month + 4.00%), 05/25/2025(n)		137	139,377
Series 2015-C02, Class 2M2 4.15% (LIBOR 1 Month + 4.00%), 05/25/2025(n)		81	82,252
Series 2015-C03, Class 1M2 5.15% (LIBOR 1 Month + 5.00%), 07/25/2025(n)		7	6,852

	Principal Amount (000)		U.S. $ Value
Series 2015-C03, Class 2M2 5.15% (LIBOR 1 Month + 5.00%), 07/25/2025(n)	U.S.$	114	$117,184
Series 2015-C04, Class 2M2 5.70% (LIBOR 1 Month + 5.55%), 04/25/2028(n)		159	168,720
Series 2016-C01, Class 2M2 7.10% (LIBOR 1 Month + 6.95%), 08/25/2028(n)		89	96,653
Series 2016-C03, Class 2M2 6.05% (LIBOR 1 Month + 5.90%), 10/25/2028(n)		203	217,204
Series 2016-C05, Class 2M2 4.60% (LIBOR 1 Month + 4.45%), 01/25/2029(n)		230	239,208
Series 2016-C07, Class 2M2 4.50% (LIBOR 1 Month + 4.35%), 05/25/2029(n)		266	275,679
Series 2017-C01, Class 1B1 5.90% (LIBOR 1 Month + 5.75%), 07/25/2029(n)		27	28,633
Series 2017-C01, Class 1M2 3.70% (LIBOR 1 Month + 3.55%), 07/25/2029(n)		281	288,771
Series 2017-C02, Class 2M2 3.80% (LIBOR 1 Month + 3.65%), 09/25/2029(n)		188	191,333
Series 2017-C03, Class 1B1 5.00% (LIBOR 1 Month + 4.85%), 10/25/2029(n)		27	27,314
Series 2017-C05, Class 1B1 3.75% (LIBOR 1 Month + 3.60%), 01/25/2030(n)		27	27,186
Series 2017-C06, Class 1B1 4.30% (LIBOR 1 Month + 4.15%), 02/25/2030(n)		143	141,336
Series 2018-C01, Class 1B1 3.70% (LIBOR 1 Month + 3.55%), 07/25/2030(n)		107	106,948
Home Re Ltd. Series 2018-1, Class M2 3.15% (LIBOR 1 Month + 3.00%), 10/25/2028 (e) (n)		235	218,903
Mortgage Insurance-Linked Notes Series 2019-1, Class M2 3.05% (LIBOR 1 Month + 2.90%), 11/26/2029 (e) (n)		365	335,971
Traingle Re Ltd. Series 2020-1, Class M2 5.747% (LIBOR 1 Month + 5.60%), 10/25/2030 (e) (n)		150	150,865

			5,585,399

	Principal Amount (000)		U.S. $ Value

Agency Fixed Rate – 0.0%
Federal National Mortgage Association Grantor Trust Series 2004-T5, Class AB4 0.689%, 05/28/2035	U.S.$	96	$89,875

Non-Agency Fixed Rate – 0.0%
Alternative Loan Trust Series 2006-28CB, Class A14 6.25%, 10/25/2036		11	8,090
CSMC Mortgage-Backed Trust Series 2006-7, Class 3A12 6.25%, 08/25/2036		13	8,461

			16,551

Total Collateralized Mortgage Obligations (cost $5,685,299)			5,691,825

BANK LOANS – 0.7%
Canada – 0.0%
Flutter Entertainment PLC 3.720% (LIBOR 3 Month + 3.50%), 07/10/2025 (p)		15	15,397
Garda World Security Corporation 4.910% (LIBOR 1 Month + 4.75%), 10/30/2026 (p)		11	10,980

			26,377

United Kingdom – 0.0%
Froneri International Limited 5.896% (LIBOR 1 Month + 5.75%), 01/31/2028 (b) (p)		20	19,875

United States – 0.7%
Aldevron, LLC 5.250% (LIBOR 1 Month + 4.25%), 10/12/2026 (p)		87	86,707
Allied Universal Holdco LLC (fka USAGM Holdco, LLC) 4.396% (LIBOR 1 Month + 4.25%), 07/10/2026 (p)		32	32,254
Alphabet Holding Company, Inc. (fka Nature’s Bounty) 7.896% (LIBOR 1 Month + 7.75%), 09/26/2025 (p)		183	178,228
Amentum Government Services Holdings LLC 3.646% (LIBOR 1 Month + 3.50%), 01/29/2027 (p)		40	39,052
American Tire Distributors, Inc. 8.500% (LIBOR 1 Month + 7.50%), 09/02/2024(p)		64	57,694
8.500% (LIBOR 3 Month + 7.50%), 09/02/2024(p)		8	6,953

	Principal Amount (000)			U.S. $ Value
athenahealth, Inc. 4.750% (LIBOR 3 Month + 4.50%), 02/11/2026 (p)	U.S.$	214		$212,286
Avaya Inc. 4.391% (LIBOR 1 Month + 4.25%), 12/15/2024 (p)		5		4,917
Bass Pro Group, LLC 5.750% (LIBOR 3 Month + 5.00%), 09/25/2024 (p)		52		51,985
Boxer Parent Company Inc. (fka BMC Software, Inc.) 4.396% (LIBOR 1 Month + 4.25%), 10/02/2025 (p)		167		165,139
Brookfield WEC Holdings Inc. (fka Westinghouse Electric Company LLC) 3.750% (LIBOR 1 Month + 3.00%), 08/01/2025 (p)		104		102,812
BWay Holding Company 3.480% (LIBOR 3 Month + 3.25%), 04/03/2024 (p)		142		135,076
Caesars Resort Collection, LLC 2.896% (LIBOR 1 Month + 2.75%), 12/23/2024 (p)		182		176,408
CITGO Petroleum Corporation 7.250% (LIBOR 3 Month + 6.25%), 03/28/2024 (p)		55		52,510
Clarios Global LP 3.646% (LIBOR 1 Month + 3.50%), 04/30/2026 (p)		58		57,641
Clear Channel Outdoor Holdings, Inc. 3.666% (LIBOR 2 Month + 3.50%), 08/21/2026(p)		0	**	82
3.714% (LIBOR 3 Month + 3.50%), 08/21/2026(p)		35		32,722
Dealer Tire, LLC 4.396% (LIBOR 1 Month + 4.25%), 12/12/2025 (b) (p)		40		39,303
Delta Air Lines, Inc. 5.750% (LIBOR 3 Month + 4.75%), 04/29/2023 (p)		20		20,141
Granite Generation LLC 4.750% (LIBOR 1 Month + 3.75%), 11/09/2026(p)		180		179,069
4.750% (LIBOR 3 Month + 3.75%), 11/09/2026(p)		34		33,630
6.000% (PRIME 3 Month + 2.75%), 11/09/2026(p)		4		3,843
Granite US Holdings Corporation 5.470% (LIBOR 3 Month + 5.25%), 09/30/2026 (b) (p)		164		159,615
Hub International Limited 5.000% (LIBOR 1 Month + 4.00%), 04/25/2025(p)		0	**	311
5.000% (LIBOR 3 Month + 4.00%), 04/25/2025(p)		123		123,292

	Principal Amount (000)			U.S. $ Value
iHeartCommunications, Inc. (fka Clear Channel Communications, Inc.) 3.146% (LIBOR 1 Month + 3.00%), 05/01/2026 (p)	U.S.$	40		$38,360
Illuminate Buyer, LLC 4.146% (LIBOR 1 Month + 4.00%), 06/30/2027 (p)		60		59,850
Intrado Corporation 5.000% (LIBOR 1 Month + 4.00%), 10/10/2024(p)		0	**	356
5.000% (LIBOR 3 Month + 4.00%), 10/10/2024(p)		145		138,053
LCPR Loan Financing LLC 5.141% (LIBOR 1 Month + 5.00%), 10/15/2026 (p)		62		61,800
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.) 3.896% (LIBOR 1 Month + 3.75%), 11/16/2025 (p)		111		108,816
MTS Systems Corporation 4.000% (LIBOR 1 Month + 3.25%), 07/05/2023 (b) (p)		24		24,006
Navistar, Inc. 3.650% (LIBOR 1 Month + 3.50%), 11/06/2024 (p)		45		45,032
Nielsen Finance LLC 4.750% (LIBOR 1 Month + 3.75%), 06/04/2025 (p)		50		49,775
Parexel International Corporation 2.896% (LIBOR 1 Month + 2.75%), 09/27/2024 (p)		27		26,586
PetSmart, Inc. 4.500% (LIBOR 3 Month + 3.50%), 03/11/2022 (p)		85		84,515
Pitney Bowes Inc. 5.650% (LIBOR 1 Month + 5.50%), 01/07/2025 (p)		119		117,314
Playtika Holding Corp. 7.000% (LIBOR 3 Month + 6.00%), 12/10/2024 (p)		321		322,716
Presidio Holdings Inc. 3.720% (LIBOR 3 Month + 3.50%), 01/22/2027 (p)		43		42,576
Rockwood Service Corporation 4.396% (LIBOR 1 Month + 4.25%), 01/23/2027 (p)		10		9,472
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.) 3.750% (LIBOR 1 Month + 3.00%), 04/01/2024 (p)		59		56,216

	Principal Amount (000)		U.S. $ Value
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.) 4.146% (LIBOR 1 Month + 4.00%), 09/03/2026 (p)	U.S.$	148	$145,854
Serta Simmons Bedding, LLC 9.000% (LIBOR 3 Month + 8.00%), 11/08/2024 (p)		69	23,978
Solera, LLC (Solera Finance, Inc.) 2.896% (LIBOR 1 Month + 2.75%), 03/03/2023 (p)		141	139,483
Team Health Holdings, Inc. 3.750% (LIBOR 1 Month + 2.75%), 02/06/2024 (p)		197	171,276
Triton Solar US Acquisition Co. 6.222% (LIBOR 3 Month + 6.00%), 10/29/2024 (p)		109	97,394
U.S. Renal Care, Inc. 5.146% (LIBOR 1 Month + 5.00%), 06/26/2026 (p)		168	166,743
Univision Communications Inc. 3.750% (LIBOR 1 Month + 2.75%), 03/15/2024 (p)		97	94,940
Veritas US Inc. 6.500% (LIBOR 3 Month + 5.50%), 09/01/2025 (p)		225	221,424
Verscend Holding Corp. 4.646% (LIBOR 1 Month + 4.50%), 08/27/2025 (p)		89	88,654
Whatabrands LLC 2.890% (LIBOR 1 Month + 2.75%), 07/31/2026 (p)		42	41,152

			4,328,011

Total Bank Loans (cost $4,455,843)			4,374,263

EMERGING MARKETS - CORPORATE BONDS – 0.6%
Industrial – 0.5%
Basic – 0.2%
Braskem Netherlands Finance BV 4.50%, 01/31/2030 (e)		200	202,060
Consolidated Energy Finance SA 6.875%, 06/15/2025 (e)		200	193,798
CSN Resources SA 7.625%, 02/13/2023 (e)		200	208,756
Eldorado Gold Corp. 9.50%, 06/01/2024 (e)		162	178,171
First Quantum Minerals Ltd. 7.25%, 04/01/2023 (e)		342	347,701

			1,130,486

	Principal Amount (000)		U.S. $ Value

Capital Goods – 0.1%
Cemex SAB de CV 7.375%, 06/05/2027 (e)	U.S.$	300	$335,484
Embraer Netherlands Finance BV 5.40%, 02/01/2027		90	95,119
6.95%, 01/17/2028(e)		200	223,188
Odebrecht Finance Ltd. 5.25%, 06/27/2029 (a) (e) (k)		200	6,750

			660,541

Communications - Media – 0.0%
Globo Comunicacao e Participacoes SA 4.875%, 01/22/2030 (e)		231	240,168

Communications - Telecommunications – 0.0%
Digicel Group 0.5 Ltd. 7.00%, 12/14/2020(h) (i) (l)		8	1,652
8.00% (5.00% Cash and 3.00% PIK), 04/01/2025(e) (h)		50	18,635
10.00% (8.00% Cash and 2.00% PIK), 04/01/2024(h)		139	109,980

			130,267

Consumer Cyclical - Other – 0.0%
Wynn Macau Ltd. 5.50%, 10/01/2027 (e)		214	215,672

Consumer Cyclical - Retailers – 0.0%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022 (b) (h) (i)		38	0
K2016470260 South Africa Ltd. 25.00%, 12/31/2022 (b) (h) (i)		18	0

			0

Consumer Non-Cyclical – 0.1%
BRF GmbH 4.35%, 09/29/2026 (e)		210	218,925
Cosan Ltd. 5.50%, 09/20/2029 (e)		388	415,975
Tonon Luxembourg SA 6.50% (0.50% Cash and 6.00% PIK), 10/31/2024 (b) (c) (h) (i)		5	154
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018 (a) (g) (i)		434	3,623

			638,677

Energy – 0.1%
Leviathan Bond Ltd. 6.50%, 06/30/2027 (e)		109	119,925
Petrobras Global Finance BV 5.093%, 01/15/2030		49	53,834
5.60%, 01/03/2031		59	66,596

	Principal Amount (000)			U.S. $ Value
6.125%, 01/17/2022	U.S.$	0	**	$338

				240,693

				3,256,504

Utility – 0.1%
Electric – 0.1%
Cemig Geracao e Transmissao SA(e)		200		227,200
Light Servicos de Eletricidade SA/Light Energia SA 7.25%, 05/03/2023		393		413,632
Terraform Global Operating LLC(i)		12		12,240

				653,072

Financial Institutions – 0.0%
Insurance – 0.0%
Ambac LSNI LLC(e) (n)		18		17,905

Total Emerging Markets - Corporate Bonds (cost $3,865,946)				3,927,481

INFLATION-LINKED SECURITIES – 0.4%
Japan – 0.4%
Japanese Government CPI Linked Bond Series 22 0.10%, 03/10/2027 (cost $2,838,393)	JPY	300,144		2,880,610

COLLATERALIZED LOAN OBLIGATIONS – 0.3%
Cayman Islands – 0.1%
Ares XXXIV CLO Ltd. Series 2015-2A, Class CR 2.218% (LIBOR 3 Month + 2.00%), 04/17/2033 (e) (n)	U.S.$	270		265,624
Dryden CLO Ltd. Series 2020-78A, Class C 2.168% (LIBOR 3 Month + 1.95%), 04/17/2033 (e) (n)		250		249,800
Octagon Investment Partners 29 Ltd. Series 2016-1A, Class DR 3.315% (LIBOR 3 Month + 3.10%), 01/24/2033 (e) (n)		263		248,089

				763,513

United States – 0.2%
Dryden Senior Loan Fund Series 2017-49A, Class E 6.518% (LIBOR 3 Month + 6.30%), 07/18/2030 (e) (n)		250		238,945
Rockford Tower CLO Ltd. Series 2017-2A, Class DR 3.087% (LIBOR 3 Month + 2.85%), 10/15/2029 (e) (n)		306		290,631

	Principal Amount (000)		U.S. $ Value
THL Credit Wind River CLO Ltd. Series 2017-1A, Class AR 1.358% (LIBOR 3 Month + 1.14%), 04/18/2029 (e) (n)	U.S.$	500	$497,577
Voya CLO Ltd. Series 2019-1A, Class DR 3.087% (LIBOR 3 Month + 2.85%), 04/15/2031 (e) (n)		109	100,845

			1,127,998

Total Collateralized Loan Obligations (cost $1,920,675)			1,891,511

EMERGING MARKETS - TREASURIES – 0.2%
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Series F 10.00%, 01/01/2023 (cost $1,562,308)	BRL	7,702	1,568,713

QUASI-SOVEREIGNS – 0.2%
Quasi-Sovereign Bonds – 0.2%
Mexico – 0.1%
Petroleos Mexicanos 5.95%, 01/28/2031	U.S.$	275	255,604
6.49%, 01/23/2027		51	51,000
6.50%, 01/23/2029		41	39,859
6.75%, 09/21/2047		180	154,980
6.84%, 01/23/2030		124	121,030
7.69%, 01/23/2050		253	232,823

			855,296

United Arab Emirates – 0.1%
DP World Crescent Ltd. 3.875%, 07/18/2029 (e)		220	233,754

Total Quasi-Sovereigns (cost $926,376)			1,089,050

ASSET-BACKED SECURITIES – 0.2%
Other ABS - Fixed Rate – 0.1%
Marlette Funding Trust Series 2018-3A, Class C 4.63%, 09/15/2028 (e)		125	126,517
SoFi Consumer Loan Program LLC Series 2017-6, Class C 4.02%, 11/25/2026 (e)		360	365,977
Taco Bell Funding LLC Series 2016-1A, Class A23 4.97%, 05/25/2046 (e)		38	40,741

			533,235

Autos - Fixed Rate – 0.1%
CPS Auto Trust Series 2018-C, Class D 4.40%, 06/17/2024 (e)		120	124,175

	Principal Amount (000)		U.S. $ Value
Exeter Automobile Receivables Trust Series 2019-2A, Class E 4.68%, 05/15/2026 (e)	U.S.$	115	$120,173

			244,348

Home Equity Loans - Fixed Rate – 0.0%
CWABS Asset-Backed Certificates Trust Series 2005-7, Class AF5W 5.054%, 10/25/2035		100	100,538
GSAA Home Equity Trust Series 2006-6, Class AF5 6.241%, 03/25/2036		162	68,071

			168,609

Home Equity Loans - Floating Rate – 0.0%
ABFC Trust Series 2003-WF1, Class A2 1.275% (LIBOR 1 Month + 1.13%), 12/25/2032 (n)		22	22,212
Lehman XS Trust Series 2007-6, Class 3A5 4.57%, 05/25/2037		27	27,021

			49,233

Total Asset-Backed Securities (cost $986,843)			995,425

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.1%
Non-Agency Fixed Rate CMBS – 0.1%
Citigroup Commercial Mortgage Trust Series 2014-GC23, Class D 4.635%, 07/10/2047 (e)		35	31,028
GS Mortgage Securities Trust Series 2014-GC18, Class D 5.155%, 01/10/2047 (e)		71	20,113
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-CBX, Class E 5.303%, 06/15/2045 (e)		298	118,885
JPMBB Commercial Mortgage Securities Trust Series 2013-C17, Class D 5.051%, 01/15/2047 (e)		71	66,872

			236,898

Non-Agency Floating Rate CMBS – 0.0%
DBWF Mortgage Trust Series 2018-GLKS, Class E 3.167% (LIBOR 1 Month + 3.02%), 12/19/2030 (e) (n)		100	91,987

	Principal Amount (000)			U.S. $ Value
Morgan Stanley Capital I Trust Series 2019-BPR, Class E 4.891% (LIBOR 1 Month + 4.75%), 05/15/2036 (e) (n)	U.S.$	39		$20,333

				112,320

Total Commercial Mortgage-Backed Securities (cost $591,335)				349,218

GOVERNMENTS - SOVEREIGN BONDS – 0.0%
Mexico – 0.0%
Mexico Government International Bond 4.75%, 04/27/2032 (cost $195,693)		200		236,187

	Shares

PREFERRED STOCKS – 0.0%
Industrials – 0.0%
Auto Components – 0.0%
Exide Corp.(b)		117		88,335

Consumer Cyclical Services – 0.0%
Hovnanian Enterprises, Inc. 7.625%		1,190		9,223
WESCO International, Inc. Series A 10.625%		3,350		102,778

				112,001

Total Preferred Stocks (cost $186,763)				200,336

	Principal Amount (000)

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 0.0%
United States – 0.0%
State of California Series 2010 7.60%, 11/01/2040	U.S.$	60		108,854
7.95%, 03/01/2036		0	**	14

Total Local Governments - US Municipal Bonds (cost $87,314)				108,868

	Shares

WARRANTS – 0.0%
Media – 0.0%
iHeartMedia, Inc., expiring 05/01/2039(a)		2,165		26,186

Construction & Engineering – 0.0%
Willscot Corp., expiring 11/29/2022(a) (b) (c)		1,913		14,951

Company		Shares		U.S. $ Value

Software – 0.0%
Avaya Holdings Corp., expiring 12/15/2022(a)		4,686		$13,121

Oil, Gas & Consumable Fuels – 0.0%
Battalion Oil Corp., expiring 10/08/2022(a) (b) (c)		8		0
Battalion Oil Corp., expiring 10/08/2022(a) (b) (c)		6		0
Battalion Oil Corp., expiring 10/08/2022(a) (b) (c) (d)		10		0
SandRidge Energy, Inc., A-CW22, expiring 10/04/2022(a)		4,803		139
SandRidge Energy, Inc., B-CW22, expiring 10/04/2022(a)		2,019		91

				230

Total Warrants (cost $50,185)				54,488

	Notional Amount

OPTIONS PURCHASED - PUTS – 0.0%
Swaptions – 0.0%
IRS Swaption Expiration: Dec 2020; Contracts: 189,000; Exercise Rate: 1.32%; Counterparty: Deutsche Bank AG (a)	USD	189,000		880
IRS Swaption Expiration: Jan 2021; Contracts: 355,000; Exercise Rate: 1.52%; Counterparty: JPMorgan Chase Bank, NA (a)		355,000		2,181

Total Options Purchased - Puts (premiums paid $10,729)				3,061

	Principal Amount (000)

MORTGAGE PASS-THROUGHS – 0.0%
Agency Fixed Rate 30-Year – 0.0%
Federal National Mortgage Association Series 2006 5.00%, 01/01/2036 (cost $117)	U.S.$	0	**	124

	Shares

SHORT-TERM INVESTMENTS – 22.2%
Investment Companies – 21.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.04%(o) (q) (r) (cost $141,983,714)		141,983,714		141,983,714

		Principal Amount (000)	U.S. $ Value

U.S. Treasury Bills – 0.3%
United States – 0.3%
U.S. Treasury Bill Series WI Zero Coupon, 01/26/2021 (cost $1,999,735)	U.S.$	2,000	$1,999,751

Total Investments Before Security Lending Collateral for Securities Loaned – 97.4% (cost $542,647,022)			630,290,040

		Shares

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.04%(o) (q) (r) (cost $12,344,105)		12,344,105	12,344,105

Total Investments – 99.3% (cost $554,991,127)(s)			642,634,145
Other assets less liabilities – 0.7%			4,681,298

Net Assets – 100.0%			$647,315,443

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
10 Yr Australian Bond Futures	115	December 2020	$12,554,984	$11,177
10 Yr Canadian Bond Futures	193	March 2021	22,119,135	58,695
10 Yr Japan Bond (OSE) Futures	25	December 2020	36,405,651	49,174
E-Mini Russell 2000 Futures	42	December 2020	3,822,210	629,087
Euro Buxl 30 Yr Bond Futures	49	December 2020	13,240,021	381,131
Euro STOXX 50 Index Futures	127	December 2020	5,309,795	568,823
Euro-BOBL Futures	42	December 2020	6,783,502	18,989
Euro-BTP Futures	123	December 2020	22,178,288	783,155
Euro-Bund Futures	92	December 2020	19,232,329	122,793
Euro-Schatz Futures	128	December 2020	17,150,328	9,776
FTSE 100 Index Futures	24	December 2020	2,013,324	137,662
FTSE Taiwan Index Futures	44	December 2020	2,091,760	(30,986)
Hang Seng Index Futures	6	December 2020	1,023,036	(12,576)
Long Gilt Futures	353	March 2021	63,150,087	13,701
MSCI Emerging Markets Futures	348	December 2020	20,920,020	2,093,232
MSCI Singapore IX ETS Futures	486	December 2020	11,634,068	(395,697)
Natural Gas Futures	4	January 2021	114,600	(8,689)
OMXS30 Index Futures	116	December 2020	2,586,937	513
S&P 500 E-Mini Futures	321	December 2020	58,152,360	3,419,786

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
S&P Mid 400 E-Mini Futures	56	December 2020	$12,143,040	$1,649,240
S&P/TSX 60 Index Futures	19	December 2020	2,990,375	49,504
SGX Nifty 50 Futures	25	December 2020	649,650	(8,769)
SPI 200 Futures	4	December 2020	479,261	2,598
TOPIX Index Futures	27	December 2020	4,540,086	283,457
U.S. Long Bond (CBT) Futures	2	March 2021	349,813	(979)
U.S. T-Note 2 Yr (CBT) Futures	111	March 2021	24,514,523	12,004
U.S. T-Note 5 Yr (CBT) Futures	294	March 2021	37,053,188	45,561
U.S. T-Note 10 Yr (CBT) Futures	369	March 2021	50,985,422	94,624
U.S. Ultra Bond (CBT) Futures	236	March 2021	50,983,375	(397,154)
WIG 20 Index Futures	85	December 2020	828,396	129,357
Sold Contracts
10 Yr Canadian Bond Futures	51	March 2021	5,844,953	(12,581)
10 Yr Japan Bond (OSE) Futures	7	December 2020	10,193,582	4,365
10 Yr Mini Japan Government Bond Futures	14	December 2020	2,038,314	(5,022)
Bcom Commodity Index Futures	2,480	December 2020	18,426,400	(970,588)
E-Mini Russell 1000 Futures	34	December 2020	3,464,090	(300,223)
Euro STOXX 50 Futures	21	December 2020	877,998	(12,188)
Euro-Bund Futures	179	December 2020	37,419,423	(269,016)
FTSE 100 Index Futures	16	December 2020	1,342,216	7,842
FTSE China A50 Futures	146	December 2020	2,440,682	(6,455)
FTSE/JSE Top 40 Futures	54	December 2020	1,828,773	(28,151)
Hang Seng Index Futures	2	December 2020	341,012	4,169
Long Gilt Futures	31	March 2021	5,545,758	(1,474)
MEX Bolsa Index Futures	18	December 2020	371,788	(13,467)
MSCI EAFE Futures	7	December 2020	711,550	(46,154)
MSCI Emerging Markets Futures	2	December 2020	120,230	(994)
MSCI Singapore IX ETS Futures	281	November 2020	6,862,883	84,092
Russell 2000 E-Mini Futures	12	December 2020	1,092,060	(96,174)
S&P 500 E-Mini Futures	27	December 2020	4,891,320	(155,320)
SET 50 Futures	93	December 2020	559,045	(29,589)
SPI 200 Futures	25	December 2020	2,995,383	(67,926)
TOPIX Index Futures	4	December 2020	672,605	(54,415)
U.S. 10 Yr Ultra Futures	5	March 2021	785,625	(1,382)
U.S. T-Note 10 Yr (CBT) Futures	47	March 2021	6,494,078	(12,752)
U.S. Ultra Bond (CBT) Futures	2	March 2021	432,063	3,357

				$7,729,143

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	HKD	139,445	USD	17,986	08/13/2021	$(5,837)
Australia and New Zealand Banking Group Ltd.	USD	1,263	SGD	1,716	01/07/2021	16,501
Australia and New Zealand Banking Group Ltd.	USD	2,699	THB	84,734	01/07/2021	101,242
Australia and New Zealand Banking Group Ltd.	USD	17,986	HKD	139,445	12/17/2020	5,032
Bank of America, NA	ILS	5,370	USD	1,604	01/21/2021	(19,983)
Bank of America, NA	USD	1,268	CAD	1,663	12/10/2020	12,541
Bank of America, NA	USD	1,261	RUB	98,494	01/22/2021	22,465
Barclays Bank PLC	IDR	46,475,701	USD	3,225	01/15/2021	(44,730)
Barclays Bank PLC	IDR	15,750,001	USD	1,111	01/15/2021	2,820
Barclays Bank PLC	HKD	139,445	USD	17,987	12/17/2020	(3,872)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	JPY	129,710	USD	1,250	12/11/2020	$7,015
Barclays Bank PLC	JPY	68,044	USD	651	12/11/2020	(409)
Barclays Bank PLC	NOK	44,514	USD	4,904	01/15/2021	(101,557)
Barclays Bank PLC	INR	43,684	USD	583	01/15/2021	(4,731)
Barclays Bank PLC	CNY	16,790	USD	2,509	12/17/2020	(37,393)
Barclays Bank PLC	CAD	9,714	USD	7,321	12/10/2020	(159,520)
Barclays Bank PLC	MYR	9,252	USD	2,223	03/25/2021	(42,491)
Barclays Bank PLC	NZD	4,881	USD	3,386	12/22/2020	(37,155)
Barclays Bank PLC	EUR	3,731	USD	4,419	12/18/2020	(33,761)
Barclays Bank PLC	USD	1,171	GBP	880	01/21/2021	2,620
Barclays Bank PLC	USD	3,832	AUD	5,243	01/12/2021	18,177
Barclays Bank PLC	USD	2,346	EUR	1,984	12/18/2020	21,506
Barclays Bank PLC	USD	1,040	MYR	4,245	03/25/2021	(350)
Barclays Bank PLC	USD	5,083	MYR	21,095	03/25/2021	82,163
Barclays Bank PLC	USD	2,580	CNY	17,033	01/27/2021	(4,006)
Barclays Bank PLC	USD	1,443	CNY	9,592	01/27/2021	7,278
Barclays Bank PLC	USD	1,811	KRW	2,006,271	01/14/2021	(1,327)
Barclays Bank PLC	USD	1,402	PHP	67,739	01/14/2021	3,249
Barclays Bank PLC	USD	3,804	INR	280,721	01/15/2021	(29,035)
BNP Paribas SA	CNY	8,500	USD	1,284	12/17/2020	(5,429)
BNP Paribas SA	CAD	2,488	USD	1,905	12/10/2020	(11,279)
BNP Paribas SA	USD	633	CNY	4,196	12/17/2020	2,824
Citibank, NA	KRW	1,336,751	USD	1,175	01/14/2021	(30,394)
Citibank, NA	JPY	549,760	USD	5,207	12/11/2020	(59,528)
Citibank, NA	CZK	150,604	USD	6,531	12/23/2020	(314,561)
Citibank, NA	TWD	105,063	USD	3,746	01/27/2021	40,213
Citibank, NA	EUR	11,319	USD	13,311	12/18/2020	(197,239)
Citibank, NA	BRL	9,656	USD	1,811	12/02/2020	8,688
Citibank, NA	BRL	9,656	USD	1,791	01/05/2021	(10,715)
Citibank, NA	BRL	9,385	USD	1,636	12/02/2020	(116,243)
Citibank, NA	CHF	1,472	USD	1,619	01/29/2021	(3,706)
Citibank, NA	USD	866	AUD	1,194	01/12/2021	10,559
Citibank, NA	USD	1,760	BRL	9,385	12/02/2020	(8,444)
Citibank, NA	USD	1,792	BRL	9,656	12/02/2020	10,236
Citibank, NA	USD	4,986	CNY	33,511	12/17/2020	95,831
Citibank, NA	USD	1,289	TWD	36,163	01/27/2021	(13,842)
Citibank, NA	USD	1,220	JPY	128,807	12/11/2020	13,947
Citibank, NA	USD	2,625	KRW	2,985,972	01/14/2021	67,894
Citibank, NA	USD	1,112	COP	4,032,299	01/14/2021	6,864
Credit Suisse International	HUF	492,025	USD	1,638	12/23/2020	1,858
Credit Suisse International	HUF	360,404	USD	1,193	12/23/2020	(5,396)
Credit Suisse International	MXN	40,170	USD	1,892	12/11/2020	(93,227)
Credit Suisse International	SEK	19,672	USD	2,299	12/16/2020	5,065
Credit Suisse International	MXN	16,902	USD	839	12/11/2020	3,263
Credit Suisse International	CHF	5,815	USD	6,394	12/16/2020	(8,765)
Credit Suisse International	PLN	2,658	USD	710	12/23/2020	1,544
Credit Suisse International	SGD	1,716	USD	1,256	01/07/2021	(23,387)
Credit Suisse International	NZD	1,670	USD	1,154	12/22/2020	(17,202)
Credit Suisse International	GBP	1,361	USD	1,816	12/16/2020	1,345
Credit Suisse International	USD	574	GBP	432	01/21/2021	1,949
Credit Suisse International	USD	3,043	EUR	2,563	12/18/2020	15,736
Credit Suisse International	CHF	882	EUR	816	12/18/2020	2,849
Credit Suisse International	USD	1,187	CAD	1,541	12/16/2020	(300)
Credit Suisse International	USD	1,261	CAD	1,657	12/10/2020	14,918
Credit Suisse International	USD	1,730	CAD	2,265	12/16/2020	14,623
Credit Suisse International	USD	3,133	CAD	4,056	12/10/2020	(9,285)
Credit Suisse International	USD	1,908	TRY	14,641	12/01/2020	(35,917)
Credit Suisse International	USD	4,277	MXN	91,138	12/11/2020	228,077
Credit Suisse International	USD	2,309	NOK	20,483	01/15/2021	(6,102)
Credit Suisse International	USD	2,839	SEK	24,367	12/16/2020	3,337
Credit Suisse International	SEK	27,710	EUR	2,672	12/18/2020	(42,577)
Credit Suisse International	USD	1,292	CZK	30,227	12/23/2020	81,640
Credit Suisse International	USD	6,237	SEK	53,984	01/15/2021	63,288
Credit Suisse International	USD	1,449	JPY	151,159	12/16/2020	(577)
Deutsche Bank AG	COP	11,838,799	USD	3,247	01/14/2021	(38,570)
Deutsche Bank AG	CLP	486,816	USD	636	01/14/2021	(3,555)
Deutsche Bank AG	PEN	22,085	USD	6,135	01/14/2021	10,380
Deutsche Bank AG	SEK	10,333	USD	1,182	12/11/2020	(22,534)
Deutsche Bank AG	PEN	4,328	USD	1,199	01/14/2021	(965)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	GBP	2,668	USD	3,522	01/21/2021	$(37,336)
Deutsche Bank AG	USD	1,468	CAD	1,921	12/10/2020	10,689
Deutsche Bank AG	USD	4,507	NZD	6,551	12/22/2020	86,874
Deutsche Bank AG	USD	6,012	INR	445,728	01/15/2021	(17,483)
Goldman Sachs Bank USA	IDR	21,044,540	USD	1,404	01/15/2021	(76,438)
Goldman Sachs Bank USA	KRW	1,066,714	USD	956	01/14/2021	(6,061)
Goldman Sachs Bank USA	TWD	54,461	USD	1,989	07/07/2021	20,671
Goldman Sachs Bank USA	RUB	61,618	USD	810	01/22/2021	7,061
Goldman Sachs Bank USA	MXN	19,494	USD	913	12/11/2020	(50,589)
Goldman Sachs Bank USA	ILS	3,238	USD	966	01/21/2021	(12,664)
Goldman Sachs Bank USA	CHF	2,626	USD	2,881	01/29/2021	(15,256)
Goldman Sachs Bank USA	BRL	1,127	USD	211	12/02/2020	1,013
Goldman Sachs Bank USA	BRL	1,398	USD	245	12/02/2020	(15,485)
Goldman Sachs Bank USA	USD	262	BRL	1,398	12/02/2020	(1,258)
Goldman Sachs Bank USA	USD	614	NZD	927	12/22/2020	36,171
Goldman Sachs Bank USA	USD	199	BRL	1,127	12/02/2020	10,944
Goldman Sachs Bank USA	USD	975	NOK	8,839	01/15/2021	18,730
Goldman Sachs Bank USA	USD	1,608	SEK	13,799	12/18/2020	1,696
Goldman Sachs Bank USA	USD	633	INR	47,196	01/15/2021	1,879
Goldman Sachs Bank USA	USD	637	RUB	49,092	01/22/2021	2,421
Goldman Sachs Bank USA	USD	3,172	RUB	256,615	12/11/2020	186,411
Goldman Sachs Bank USA	USD	4,142	IDR	62,079,357	01/15/2021	225,485
HSBC Bank USA	JPY	60,763	USD	580	12/11/2020	(1,928)
HSBC Bank USA	MXN	26,820	USD	1,230	12/11/2020	(95,921)
HSBC Bank USA	PLN	5,752	USD	1,483	12/23/2020	(49,969)
HSBC Bank USA	EUR	618	USD	733	12/01/2020	(3,811)
HSBC Bank USA	USD	6,383	CNY	42,664	01/27/2021	68,869
HSBC Bank USA	USD	4,716	RUB	363,617	01/22/2021	22,257
JPMorgan Chase Bank, NA	JPY	197,939	USD	1,908	12/11/2020	11,792
JPMorgan Chase Bank, NA	EUR	1,083	USD	1,275	12/18/2020	(17,946)
JPMorgan Chase Bank, NA	USD	1,296	GBP	975	01/21/2021	3,976
JPMorgan Chase Bank, NA	USD	2,439	CAD	3,178	12/10/2020	8,607
JPMorgan Chase Bank, NA	TRY	4,008	EUR	413	12/01/2020	(20,202)
JPMorgan Chase Bank, NA	USD	2,050	MXN	43,980	12/11/2020	124,147
Morgan Stanley Capital Services, Inc.	CLP	5,752,705	USD	7,605	01/14/2021	47,810
Morgan Stanley Capital Services, Inc.	JPY	134,677	USD	1,276	12/11/2020	(14,453)
Morgan Stanley Capital Services, Inc.	JPY	100,934	USD	969	12/11/2020	1,724
Morgan Stanley Capital Services, Inc.	TRY	14,641	USD	1,866	12/01/2020	(5,966)
Morgan Stanley Capital Services, Inc.	ZAR	9,943	USD	647	02/04/2021	10,057
Morgan Stanley Capital Services, Inc.	EUR	1,077	USD	1,277	12/18/2020	(8,515)
Morgan Stanley Capital Services, Inc.	NZD	927	USD	616	12/22/2020	(33,610)
Morgan Stanley Capital Services, Inc.	USD	8,131	EUR	6,889	12/18/2020	91,273
Morgan Stanley Capital Services, Inc.	USD	1,593	SEK	13,911	12/18/2020	29,840
Morgan Stanley Capital Services, Inc.	USD	643	NOK	5,824	01/15/2021	12,367
Morgan Stanley Capital Services, Inc.	USD	1,832	TRY	14,641	01/21/2021	5,991
Morgan Stanley Capital Services, Inc.	USD	2,509	CLP	1,897,685	01/14/2021	(16,166)
Natwest Markets PLC	COP	6,534,446	USD	1,792	01/14/2021	(21,312)
Natwest Markets PLC	INR	47,322	USD	636	01/15/2021	(85)
Natwest Markets PLC	MXN	19,608	USD	951	12/11/2020	(18,586)
Natwest Markets PLC	EUR	4,531	USD	5,386	12/11/2020	(19,206)
Natwest Markets PLC	USD	1,242	CAD	1,648	12/10/2020	27,171

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Natwest Markets PLC	USD	3,120	MXN	67,085	12/11/2020	$195,862
Natwest Markets PLC	USD	1,962	JPY	204,431	01/14/2021	(2,322)
Natwest Markets PLC	USD	1,277	KRW	1,427,435	01/14/2021	10,733
Natwest Markets PLC	USD	1,907	CLP	1,434,847	01/14/2021	(22,538)
Natwest Markets PLC	USD	978	COP	3,574,229	01/14/2021	14,445
Standard Chartered Bank	TWD	127,886	USD	4,538	01/27/2021	27,103
Standard Chartered Bank	INR	45,904	USD	615	01/15/2021	(2,264)
Standard Chartered Bank	USD	1,967	TWD	54,461	07/07/2021	1,961
State Street Bank & Trust Co.	HUF	140,091	USD	452	12/23/2020	(14,162)
State Street Bank & Trust Co.	JPY	43,600	USD	421	12/11/2020	2,846
State Street Bank & Trust Co.	THB	76,883	USD	2,495	01/07/2021	(46,148)
State Street Bank & Trust Co.	MXN	8,119	USD	379	12/11/2020	(22,800)
State Street Bank & Trust Co.	TRY	3,965	USD	484	12/01/2020	(22,531)
State Street Bank & Trust Co.	EUR	7,982	USD	9,395	12/18/2020	(129,465)
State Street Bank & Trust Co.	SEK	3,348	USD	380	01/15/2021	(10,753)
State Street Bank & Trust Co.	GBP	2,918	USD	3,868	01/21/2021	(23,518)
State Street Bank & Trust Co.	SEK	7,084	USD	806	12/11/2020	(20,377)
State Street Bank & Trust Co.	CAD	974	USD	746	03/15/2021	(3,990)
State Street Bank & Trust Co.	AUD	1,198	USD	847	01/12/2021	(32,841)
State Street Bank & Trust Co.	CAD	450	USD	342	12/11/2020	(4,131)
State Street Bank & Trust Co.	NZD	327	USD	218	12/22/2020	(11,555)
State Street Bank & Trust Co.	CAD	211	USD	159	12/10/2020	(3,455)
State Street Bank & Trust Co.	EUR	1,495	USD	1,768	12/11/2020	(15,668)
State Street Bank & Trust Co.	EUR	442	USD	523	03/15/2021	(5,336)
State Street Bank & Trust Co.	EUR	118	USD	141	12/11/2020	708
State Street Bank & Trust Co.	USD	341	CAD	450	12/11/2020	5,339
State Street Bank & Trust Co.	USD	3,388	EUR	2,892	12/11/2020	62,504
State Street Bank & Trust Co.	USD	123	EUR	104	12/18/2020	1,173
State Street Bank & Trust Co.	USD	217	NZD	322	12/22/2020	8,959
State Street Bank & Trust Co.	USD	301	CAD	399	12/10/2020	6,712
State Street Bank & Trust Co.	USD	240	SEK	2,118	12/11/2020	7,361
State Street Bank & Trust Co.	USD	418	PLN	1,659	12/23/2020	23,631
State Street Bank & Trust Co.	TRY	2,014	EUR	205	12/01/2020	(12,948)
State Street Bank & Trust Co.	USD	385	SEK	3,348	01/15/2021	6,034
State Street Bank & Trust Co.	USD	404	SEK	3,502	12/16/2020	4,136
State Street Bank & Trust Co.	USD	4,988	THB	151,706	01/07/2021	26,310
State Street Bank & Trust Co.	USD	458	JPY	48,488	12/11/2020	6,742
State Street Bank & Trust Co.	USD	444	HUF	140,091	12/23/2020	21,416

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	1,018	IDR	14,530,305	01/15/2021	$4,076
UBS AG	COP	22,940,571	USD	6,124	01/14/2021	(243,468)
UBS AG	RUB	307,194	USD	3,869	12/11/2020	(150,862)
UBS AG	RUB	40,205	USD	521	01/22/2021	(2,634)
UBS AG	TWD	36,163	USD	1,285	01/27/2021	9,536
UBS AG	AUD	11,358	USD	8,289	01/12/2021	(51,818)
UBS AG	USD	1,285	GBP	966	01/21/2021	3,902
UBS AG	USD	1,246	TRY	10,026	12/01/2020	36,401
UBS AG	USD	4,651	JPY	486,207	12/11/2020	7,047

						$(441,326)

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CNY	36,260	02/17/2025	China 7-Day Reverse Repo Rate	2.547%	Quarterly/ Quarterly	$(46,455)	$—	$(46,455)
CNY	107,914	02/20/2025	China 7-Day Reverse Repo Rate	2.598%	Quarterly/ Quarterly	(106,279)	—	(106,279)
CNY	109,516	02/21/2025	China 7-Day Reverse Repo Rate	2.620%	Quarterly/ Quarterly	(90,399)	—	(90,399)
NOK	23,160	07/10/2030	6 Month NIBOR	0.900%	Semi-Annual/ Annual	(41,447)	—	(41,447)
NOK	57,460	08/11/2030	6 Month NIBOR	0.825%	Semi-Annual/ Annual	(152,774)	—	(152,774)
CHF	4,130	08/11/2030	6 Month LIBOR	(0.343)%	Semi-Annual/ Annual	(12,087)	—	(12,087)
CHF	4,130	08/11/2030	(0.343)%	6 Month LIBOR	Annual/ Semi-Annual	12,070	20,550	(8,480)
CHF	1,230	10/02/2030	6 Month LIBOR	(0.355)%	Semi-Annual/ Annual	(5,637)	1	(5,638)
CHF	40	10/02/2030	(0.355)%	6 Month LIBOR	Annual/ Semi-Annual	210	276	(66)
NOK	10,160	11/11/2030	6 Month NIBOR	1.031%	Semi-Annual/ Annual	(8,365)	—	(8,365)
NOK	5,070	11/17/2030	6 Month NIBOR	1.053%	Semi- Annual/ Annual	(2,944)	—	(2,944)
NZD	4,370	11/17/2030	3 Month BKBM	0.785%	Quarterly/ Semi-Annual	(32,719)	—	(32,719)
NOK	6,610	11/23/2030	6 Month NIBOR	1.079%	Semi- Annual/ Annual	(2,096)	—	(2,096)
NZD	6,570	11/23/2030	3 Month BKBM	0.841%	Quarterly/ Semi-Annual	(25,380)	—	(25,380)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
NOK	35,860	11/27/2030	6 Month NIBOR	1.111%	Semi-Annual/ Annual	$709	$—	$709
CHF	900	11/27/2030	6 Month LIBOR	(0.290)%	Semi-Annual/ Annual	593	—	593
NZD	2,030	12/02/2030	3 Month BKBM	0.876%	Quarterly/ Semi-Annual	(3,472)	—	(3,472)

						$(516,472)	$20,827	$(537,299)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	(5.00)%	Quarterly	2.11%	USD	4	$(296)	$(156)	$(140)
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	(5.00)	Quarterly	2.46	USD	1,128	(94,818)	(63,278)	(31,540)
Sale Contracts
CDX-NAHY Series 29, 5 Year Index, 12/20/2022*	5.00	Quarterly	2.11	USD	4	297	168	129
CDX-NAHY Series 31, 5 Year Index, 12/20/2023*	5.00	Quarterly	2.46	USD	1,128	94,819	27,114	67,705
CDX-NAHY Series 33, 5 Year Index, 12/20/2024*	5.00	Quarterly	2.68	USD	1,248	121,817	(105,632)	227,449
CDX-NAHY Series 34, 5 Year Index, 06/20/2025*	5.00	Quarterly	2.91	USD	1,893	183,343	56,286	127,057
CDX-NAHY Series 35, 5 Year Index, 12/20/2025*	5.00	Quarterly	3.04	USD	4,278	423,759	151,450	272,309
CDX-NAIG Series 28, 5 Year Index, 06/20/2022*	1.00	Quarterly	0.52	USD	62,370	591,872	458,866	133,006
CDX-NAIG Series 32, 5 Year Index, 06/20/2022*	1.00	Quarterly	0.55	USD	1,090	19,374	17,213	2,161
CDX-NAIG Series 34, 5 Year Index, 06/20/2025*	1.00	Quarterly	0.64	USD	8,580	156,409	27,848	128,561

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-NAIG Series 35, 5 Year Index, 12/20/2025*	1.00%	Quarterly	0.50%	USD	1,730	$46,214	$34,496	$11,718
Federative Republic of Brazil 4.250%, 01/07/2025, 06/20/2025*	1.00	Quarterly	1.51	USD	346	(7,526)	(24,439)	16,913
iTraxxx Europe Series 27, 5 Year Index, 06/20/2022*	1.00	Quarterly	0.18	EUR	30,780	548,766	355,576	193,190
iTraxxx Europe Series 31, 5 Year Index, 06/20/2024*	1.00	Quarterly	0.39	EUR	970	27,530	19,131	8,399
iTraxxx Xover Series 34, 5 Year Index, 12/20/2025*	5.00	Quarterly	2.66	EUR	4,800	678,840	428,886	249,954
Republic of South Africa, 5.875%, 09/16/2025, 06/20/2025*	1.00	Quarterly	2.13	USD	297	(14,325)	(35,949)	21,624

						$2,776,075	$1,347,580	$1,428,495

* Termination date CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CMBX.NA.BB Series 6, 05/11/2063*	5.00%	Monthly	25.00%	USD	26	$(11,868)	$(12,848)	$980
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	1,955	(891,806)	(335,650)	(556,156)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	23.34	USD	4,553	(1,315,817)	(440,458)	(875,359)
Deutsche Bank AG
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	2,500	(1,140,417)	(438,371)	(702,046)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at November 30, 2020	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Goldman Sachs International
Avis Budget Group, Inc., 5.250%, 03/15/2025, 12/20/2023*	5.00%	Quarterly	3.42%	USD	50	$2,775	$1,970	$805
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	5	(2,282)	(2,467)	185
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	5	(2,282)	(2,467)	185
JPMorgan Chase Bank, NA
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	2.95	EUR	68	(6,636)	(12,293)	5,657
Rolls-Royce PLC, 2.125%, 06/18/2021, 06/20/2025*	1.00	Quarterly	2.95	EUR	72	(7,026)	(13,090)	6,064
Morgan Stanley & Co. International PLC
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	31	(14,150)	(14,129)	(21)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	10	(4,565)	(4,830)	265
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	31	(14,150)	(13,060)	(1,090)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	32	(14,606)	(13,323)	(1,283)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	30	(13,693)	(12,564)	(1,129)
CMBX.NA.BB Series 6, 05/11/2063*	5.00	Monthly	25.00	USD	33	(15,062)	(13,658)	(1,404)
Buy Contracts
Goldman Sachs International
CMBX.NA.BB Series 6, 05/11/2063*	(5.00)	Monthly	25.00	USD	865	394,584	280,774	113,810
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	(3.00)	Monthly	23.34	USD	950	274,550	159,416	115,134

						$(2,782,451)	$(887,048)	$(1,895,403)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Bank of America, NA
MBCN1A	LIBOR Minus 7.35%	Quarterly	USD	24,038	12/15/2020	$2,050,149
MLABCOVL	LIBOR Plus 0.02%	Quarterly	USD	514	08/16/2021	(1,606)
MLABCOVL	LIBOR Plus 0.02%	Quarterly	USD	137	11/15/2021	(428)
Barclays Bank PLC
Barclays Capital US Inflation Linked Bonds 1 to 10 Year	LIBOR Plus 0.0015%	Maturity	USD	110,597	02/01/2021	680,081
Citibank, NA
CGABROEC	LIBOR Plus 0.20%	Quarterly	USD	2,288	10/15/2021	87,911
Goldman Sachs & Co.
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	2	01/05/2021	(5)
Goldman Sachs International
Markit iBoxx EUR Contingent Convertible Liquid Developed Market AT1 TRI	3 Month EURIBOR	Maturity	EUR	892	12/20/2020	284,248
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	23	01/05/2021	(49)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	25	01/05/2021	(56)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	122	01/05/2021	(161)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	182	01/05/2021	(258)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	174	01/05/2021	(468)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	269	01/05/2021	(480)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	283	01/05/2021	(593)
RSA Insurance Group PLC	LIBOR Plus 0.35%	Monthly	GBP	569	01/05/2021	(1,183)
Russell 2000 Total Return Index	LIBOR Plus 0.05%	Quarterly	USD	8,821	05/17/2021	168,946
JPMorgan Chase Bank, NA
JPQABEUV	EURIBOR Plus 0.15%	Quarterly	EUR	697	06/15/2021	50,333
JPQABEUV	EURIBOR Plus 0.15%	Quarterly	EUR	177	06/15/2021	3,149
KAZ Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	382	08/12/2022	9,012
KAZ Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	190	08/12/2022	4,036
KAZ Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	122	08/12/2022	2,630
KAZ Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	100	08/12/2022	2,141
KAZ Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	98	08/12/2022	2,022
KAZ Minerals PLC	LIBOR Plus 0.40%	Monthly	GBP	64	08/12/2022	1,513
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	361	08/12/2022	4,011
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	368	08/12/2022	2,208

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	14	08/12/2022	$82
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	373	08/12/2022	41
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	82	08/12/2022	4
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	85	08/12/2022	1
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	195	08/12/2022	(73)
William Hill PLC	LIBOR Plus 0.40%	Monthly	GBP	364	08/12/2022	(97)
Morgan Stanley Capital Services LLC
Bloomberg Commodity Index	0.00%	Annual	USD	51,197	12/15/2020	1,724,397
RTS Futures	0.00%	Monthly	USD	749	12/17/2020	119,140
RTS Futures	0.00%	Monthly	USD	235	12/17/2020	(4,589)
RTS Futures	0.00%	Monthly	USD	486	12/17/2020	(10,775)
Swiss Marketing Index Future	0.00%	Monthly	CHF	1,490	12/23/2020	(10,717)
Pay Total Return on Reference Obligation
Goldman Sachs & Co.
Bridgebio Pharma, Inc.	LIBOR Minus 0.338%	Monthly	USD	168	01/05/2021	(31,861)
Goldman Sachs International
Analog Devices, Inc.	LIBOR Plus 0.35%	Monthly	USD	2,402	01/05/2021	(382,611)
Bridgebio Pharma, Inc.	LIBOR Minus 0.362%	Monthly	USD	2	01/05/2021	(408)
Bridgebio Pharma, Inc.	LIBOR Minus 0.37%	Monthly	USD	7	01/05/2021	(1,378)
Bridgebio Pharma, Inc.	LIBOR Minus 0.341%	Monthly	USD	64	01/05/2021	(7,593)
Bridgebio Pharma, Inc.	LIBOR Minus 0.334%	Monthly	USD	138	01/05/2021	(20,444)
Bridgebio Pharma, Inc.	LIBOR Minus 0.338%	Monthly	USD	107	01/05/2021	(21,553)
Bridgebio Pharma, Inc.	LIBOR Minus 0.338%	Monthly	USD	142	01/05/2021	(26,648)
Bridgebio Pharma, Inc.	LIBOR Minus 0.357%	Monthly	USD	229	01/05/2021	(31,004)
Bridgebio Pharma, Inc.	LIBOR Minus 0.343%	Monthly	USD	230	01/05/2021	(33,090)
Bridgebio Pharma, Inc.	LIBOR Minus 0.362%	Monthly	USD	218	01/05/2021	(38,079)
Bridgebio Pharma, Inc.	LIBOR Minus 0.35%	Monthly	USD	330	01/05/2021	(62,396)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	1	01/05/2021	(103)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	12	01/05/2021	(1,488)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	28	01/05/2021	(5,584)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	43	01/05/2021	$(5,679)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	49	01/05/2021	(9,328)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	129	01/05/2021	(19,671)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	149	01/05/2021	(22,899)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	166	01/05/2021	(24,634)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	378	01/05/2021	(43,439)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	320	01/05/2021	(56,569)
Builders FirstSource, Inc.	LIBOR Minus 0.29%	Monthly	USD	384	01/05/2021	(60,916)
GSABHVIP	LIBOR	Quarterly	USD	995	12/15/2021	782
Morgan Stanley	LIBOR Minus 0.29%	Monthly	USD	115	01/05/2021	(23,685)
Morgan Stanley	LIBOR Minus 0.29%	Monthly	USD	207	01/05/2021	(37,393)
Morgan Stanley	LIBOR Minus 0.29%	Monthly	USD	213	01/05/2021	(39,085)
Morgan Stanley	LIBOR Minus 0.29%	Monthly	USD	288	01/05/2021	(45,807)
Morgan Stanley	LIBOR Minus 0.29%	Monthly	USD	431	01/05/2021	(89,305)
S&P 500 Total Return Index	LIBOR Plus 0.08%	Quarterly	USD	117,464	05/17/2021	107,817
West Fraser Timber Co Ltd	CDOR Minus 0.30%	Monthly	CAD	750	01/05/2021	(21,209)
JPMorgan Chase Bank, NA
Builders FirstSource, Inc.	LIBOR Minus 0.30%	Monthly	USD	877	08/12/2022	(169,132)
ConocoPhillips	LIBOR Minus 0.30%	Monthly	USD	41	08/12/2022	(7,053)
ConocoPhillips	LIBOR Minus 0.30%	Monthly	USD	101	08/12/2022	(19,603)
ConocoPhillips	LIBOR Minus 0.30%	Monthly	USD	115	08/12/2022	(20,795)
ConocoPhillips	LIBOR Minus 0.30%	Monthly	USD	256	08/12/2022	(29,690)
ConocoPhillips	LIBOR Minus 0.30%	Monthly	USD	1,723	08/12/2022	(248,409)
Liberty Broadband Corp.	LIBOR Minus 0.30%	Monthly	USD	142	08/12/2022	1,625

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Liberty Broadband Corp.	LIBOR Minus 0.30%	Monthly	USD	36	08/12/2022	$230
Liberty Broadband Corp.	LIBOR Minus 0.30%	Monthly	USD	7	08/12/2022	(2)
Liberty Broadband Corp.	LIBOR Minus 0.29%	Monthly	USD	7	08/12/2022	(128)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	6	08/12/2022	(1,118)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	38	08/12/2022	(7,579)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	202	08/12/2022	(13,395)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	262	08/12/2022	(15,168)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	94	08/12/2022	(17,790)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	186	08/12/2022	(35,668)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	242	08/12/2022	(42,062)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	275	08/12/2022	(43,661)
Marvell Technology Group Ltd.	LIBOR Minus 0.30%	Monthly	USD	285	08/12/2022	(55,340)
Peugeot SA	EURIBOR	Annual	EUR	22	01/27/2021	1,282
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	2	08/12/2022	(264)
Peugeot SA	EURIBOR Minus 0.20%	Annual	EUR	357	08/12/2022	(2,610)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	8	08/12/2022	(3,176)
Peugeot SA	EURIBOR Minus 0.20%	Annual	EUR	377	08/12/2022	(9,006)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	34	08/12/2022	(15,048)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	55	08/12/2022	(23,380)
Peugeot SA	EURIBOR	Annual	EUR	98	08/12/2022	(25,807)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	159	08/12/2022	(41,317)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	198	08/12/2022	(50,923)
Peugeot SA	EURIBOR Minus 0.30%	Annual	EUR	155	08/12/2022	(52,537)
Peugeot SA	EURIBOR	Annual	EUR	200	08/12/2022	(83,383)
Peugeot SA	EURIBOR	Annual	EUR	367	08/12/2022	(123,304)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Pioneer Natural Resources Company	LIBOR Minus 0.30%	Monthly	USD	70	08/12/2022	$(15,598)
Pioneer Natural Resources Company	LIBOR Minus 0.30%	Monthly	USD	407	08/12/2022	(76,222)
Morgan Stanley Capital Services LLC
Advanced Micro Devices, Inc.	LIBOR Minus 0.29%	Monthly	USD	14	01/27/2021	(2,150)
Advanced Micro Devices, Inc.	LIBOR Minus 0.29%	Monthly	USD	397	01/27/2021	(67,439)
Advanced Micro Devices, Inc.	LIBOR Minus 0.08%	Monthly	USD	806	01/27/2021	(87,349)
Advanced Micro Devices, Inc.	LIBOR Minus 0.29%	Monthly	USD	556	01/27/2021	(107,261)
Advanced Micro Devices, Inc.	LIBOR Minus 0.08%	Monthly	USD	923	01/27/2021	(132,236)
AON PLC	LIBOR Minus 0.25%	Monthly	USD	63	01/27/2021	(10,979)
AON PLC	LIBOR Minus 0.40%	Monthly	USD	82	01/27/2021	(16,900)
AON PLC	LIBOR Minus 0.30%	Monthly	USD	78	01/27/2021	(18,507)
AON PLC	LIBOR Minus 0.25%	Monthly	USD	176	01/27/2021	(18,572)
AON PLC	LIBOR Minus 0.28%	Monthly	USD	104	01/27/2021	(19,976)
AON PLC	LIBOR Minus 0.25%	Monthly	USD	265	01/27/2021	(35,581)
AON PLC	LIBOR Minus 0.28%	Monthly	USD	274	01/27/2021	(52,883)
AON PLC	LIBOR Minus 1.10%	Monthly	USD	508	01/27/2021	(119,731)
AON PLC	LIBOR Minus 0.40%	Monthly	USD	874	01/27/2021	(173,809)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	1	01/27/2021	(137)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	3	01/27/2021	(232)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	7	01/27/2021	(1,145)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	10	01/27/2021	(1,241)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	9	01/27/2021	(1,945)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	37	01/27/2021	(2,572)

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	41	01/27/2021	$(4,383)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	34	01/27/2021	(7,086)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	54	01/27/2021	(9,079)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	49	01/27/2021	(9,254)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	78	01/27/2021	(10,642)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	254	01/27/2021	(15,053)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	160	01/27/2021	(20,542)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	213	01/27/2021	(45,497)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	247	01/27/2021	(50,224)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	267	01/27/2021	(64,913)
Evolution Gaming Group	STIBOR Minus 0.40%	Monthly	SEK	505	01/27/2021	(111,388)
IBOVESPA Futures	0.00%	Monthly	BRL	736	12/16/2020	(99,047)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	182	01/27/2021	21,502
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	193	01/27/2021	21,474
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	177	01/27/2021	18,612
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	175	01/27/2021	14,779
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	324	01/27/2021	12,600
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	98	01/27/2021	12,324
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	163	01/27/2021	12,309
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	134	01/27/2021	11,369
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	81	01/27/2021	10,357
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	64	01/27/2021	7,736
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	140	01/27/2021	7,263

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation/ (Depreciation)
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	58	01/27/2021	$7,121
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	47	01/27/2021	5,271
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	51	01/27/2021	4,578
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	115	01/27/2021	3,881
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	15	01/27/2021	1,773
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	16	01/27/2021	1,241
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	10	01/27/2021	1,085
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	16	01/27/2021	1,053
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	9	01/27/2021	549
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	4	01/27/2021	309
Just Eat Takeaway N.V.	EURIBOR Minus 0.35%	Monthly	EUR	16	08/12/2022	(5,450)
MSABHOWN	LIBOR Minus 0.30%	Quarterly	USD	974	05/17/2021	(21,709)

						$1,695,500

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Goldman Sachs Bank USA
USD/JPY 09/30/2021*	7.20%	Maturity	USD	82	$18,399	$—	$18,399
Goldman Sachs International
Russell 2000 Index 12/18/2020*	30.00	Maturity	USD	1	179,726	—	179,726
S&P/ASX 200 Index 12/17/2020*	23.80	Maturity	AUD	2	510,712	—	510,712
JPMorgan Chase Bank, NA
Nikkei 225 Index 12/11/2020*	21.80	Maturity	JPY	82	55,522	—	55,522
S&P 500 Index 12/18/2020*	23.20	Maturity	USD	1	78,646	—	78,646
Merrill Lynch International
Euro STOXX 50 Price EUR Index 01/15/2021*	22.55	Maturity	EUR	1	(11,128)	—	(11,128)
UBS AG
S&P/ASX 200 Index 01/21/2021*	19.11	Maturity	AUD	2	6,901	—	6,901

Swap Counterparty & Referenced Obligation	Volatility Strike Rate	Payment Frequency	Notional Amount (000)		Market Value	Upfront Premiums (Paid)/ Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Euro STOXX 50 Price EUR Index 02/19/2021*	24.25%	Maturity	EUR	1	$(25,412)	$—	$(25,412)
FTSE 100 Index 02/19/2021*	22.90	Maturity	GBP	1	(123,873)	—	(123,873)
Goldman Sachs International
Euro STOXX 50 Price EUR Index 01/15/2021*	27.30	Maturity	EUR	1	(255,160)	—	(255,160)
S&P/ASX 200 Index 01/21/2021*	24.20	Maturity	AUD	2	(384,466)	—	(384,466)
JPMorgan Chase Bank, NA
GBP/EUR 11/18/2021*	7.32	Maturity	EUR	54	(31,745)	—	(31,745)
Nikkei 225 Index 02/12/2021*	23.79	Maturity	JPY	123	5,287	—	5,287
UBS AG
S&P/ASX 200 Index 12/17/2020*	27.17	Maturity	AUD	2	(802,846)	—	(802,846)
S&P/ASX 200 Index 02/18/2021*	20.55	Maturity		2	1,412	—	1,412
USD/JPY 09/30/2021*	7.85	Maturity	USD	94	(94,031)	—	(94,031)

					$(872,056)	$—	$(872,056)

*	Termination date
**	Principal amount less than 500.
(a)	Non-income producing security.
(b)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(c)	Fair valued by the Adviser.
(d)	Represents entire or partial securities out on loan.
(e)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2020, the aggregate market value of these securities amounted to $52,227,032 or 8.1% of net assets.

(f)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Group LLC	04/26/2017	$192,579	$17,081	0.00%

(g)	Defaulted matured security.
(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at November 30, 2020.
(i)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.00% of net assets as of November 30, 2020, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Digicel Group 0.5 Ltd. 7.00%, 12/14/2020	06/19/2020	$803	$1,652	0.00%
Exide International Holdings LP (Superpriority Lien) 10.75%, 10/31/2021	06/18/2019	0	0	0.00%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Exide Technologies (Exchange Priority) 11.00%, 10/31/2024	06/21/2019	$0	$0	0.00%
Exide Technologies (First Lien) 11.00%, 10/31/2024	06/21/2019	17,967	0	0.00%
K2016470219 South Africa Ltd. 3.00%, 12/31/2022	04/26/2017	19,320	0	0.00%
K2016470260 South Africa Ltd. 25.00%, 12/31/2022	04/26/2017	19,001	0	0.00%
Magnetation LLC/Mag Finance Corp. 11.00%, 05/15/2018	04/26/2017	15	0	0.00%
Peabody Energy Corp. 6.00%, 03/31/2022	08/19/2019	15,859	6,242	0.00%
Terraform Global Operating LLC 6.125%, 03/01/2026	02/08/2018	12,000	12,240	0.00%
Tonon Luxembourg SA 6.50%, 10/31/2024	04/26/2017	2,738	154	0.00%
Virgolino de Oliveira Finance SA 10.50%, 01/28/2018	04/26/2017	33,435	3,623	0.00%

(j)	Convertible security.
(k)	Defaulted.
(l)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(m)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(n)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at November 30, 2020.
(o)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(p)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at November 30, 2020.
(q)	Affiliated investments.
(r)	The rate shown represents the 7-day yield as of period end.
(s)

As of November 30, 2020, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $117,157,465 and gross unrealized depreciation of investments was $(22,407,393), resulting in net unrealized appreciation of $94,750,072.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNY – Chinese Yuan Renminbi

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

HUF – Hungarian Forint

IDR – Indonesian Rupiah

ILS – Israeli Shekel

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

RUB – Russian Ruble

SEK – Swedish Krona

SGD – Singapore Dollar

THB – Thailand Baht

TRY – Turkish Lira

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ABS – Asset-Backed Securities

ADR – American Depositary Receipt

ASX – Australian Stock Exchange

BKBM – Bank Bill Benchmark (New Zealand)

BOBL – Bundesobligationen

BTP – Buoni del Tesoro Poliennali

CBT – Chicago Board of Trade

CDOR – Canadian Dollar Offered Rate

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CME – Chicago Mercantile Exchange

COP – Certificate of Participation

CPI – Consumer Price Index

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

EURIBOR – Euro Interbank Offered Rate

FTSE – Financial Times Stock Exchange

IRS – Interest Rate Swaption

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

SPI – Share Price Index

STIBOR – Stockholm Interbank Offered Rate

Country Breakdown[1] November 30, 2020 (unaudited)
52.6%	United States
3.0%	Japan
2.0%	Switzerland
1.9%	United Kingdom
1.4%	France
1.4%	China
1.4%	Netherlands
0.9%	Germany
0.9%	Canada
0.9%	Sweden
0.8%	Brazil
0.7%	Luxembourg
0.7%	South Korea
8.6%	Other
22.8%	Short-Term

100.0%	Total Investments

1

All data are as of November 30, 2020. The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.6% or less in the following: Angola, Argentina, Australia, Bahrain, Belgium, Bermuda, Cayman Islands, Colombia, Costa Rica, Denmark, Dominican Republic, Ecuador, Egypt, El Salvador, Finland, Ghana, Greece, Guatemala, Honduras, Hong Kong, Indonesia, Ireland, Israel, Italy, Ivory Coast, Jamaica, Kenya, Kuwait, Lebanon, Macau, Malaysia, Mexico, Mongolia, New Zealand, Nigeria, Norway, Oman, Peru, Portugal, Russia, Senegal, Singapore, South Africa, Spain, Taiwan, Turkey, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB All Market Total Return Portfolio

November 30, 2020 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2020:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Information Technology	$87,857,862	$14,036,149	$—		$101,894,011
Health Care	44,246,973	13,082,890	0	(a)	57,329,863
Consumer Discretionary	36,579,574	17,241,448	38,765	(a	53,859,787
Financials	29,135,196	17,612,270	—		46,747,466
Industrials	28,249,222	11,275,674	—		39,524,896
Communication Services	28,544,797	6,519,511	—		35,064,308
Consumer Staples	8,521,829	10,512,543	142,923		19,177,295
Materials	8,644,679	2,052,823	0	(a)	10,697,502
Utilities	5,611,280	3,793,190	—		9,404,470
Energy	4,360,749	2,049,959	6,396	(a)	6,417,104
Real Estate	3,904,119	2,142,133	—		6,046,252
Corporates - Non-Investment Grade	—	29,412,509	10,336	(a)	29,422,845
Governments - Treasuries	—	13,208,698	—		13,208,698

Investments in Securities:	Level 1	Level 2	Level 3		Total
Corporates - Investment Grade	$—	$13,010,274	$—		$13,010,274
Emerging Markets - Sovereigns	—	11,423,243	—		11,423,243
Investment Companies	9,707,401	—	—		9,707,401
Collateralized Mortgage Obligations	—	5,691,825	—		5,691,825
Bank Loans	—	4,131,464	242,799		4,374,263
Emerging Markets - Corporate Bonds	—	3,927,327	154	(a)	3,927,481
Inflation-Linked Securities	—	2,880,610	—		2,880,610
Collateralized Loan Obligations	—	1,891,511	—		1,891,511
Emerging Markets - Treasuries	—	1,568,713	—		1,568,713
Quasi-Sovereigns	—	1,089,050	—		1,089,050
Asset-Backed Securities	—	995,425	—		995,425
Commercial Mortgage-Backed Securities	—	349,218	—		349,218
Governments - Sovereign Bonds	—	236,187	—		236,187
Preferred Stocks	112,001	—	88,335		200,336
Local Governments - US Municipal Bonds	—	108,868	—		108,868
Warrants	39,537	—	14,951	(a)	54,488
Options Purchased - Puts	—	3,061	—		3,061
Mortgage Pass-Throughs	—	124	—		124
Short-Term Investments:
Investment Companies	141,983,714	—	—		141,983,714
U.S. Treasury Bills	—	1,999,751	—		1,999,751
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	12,344,105	—	—		12,344,105

Total Investments in Securities	449,843,038	192,246,448	544,659		642,634,145
Other Financial Instruments(b):
Assets:
Futures	9,662,800	1,005,064	—		10,667,864
Forward Currency Exchange Contracts	—	2,580,400	—		2,580,400
Centrally Cleared Interest Rate Swaps	—	13,582	—		13,582
Centrally Cleared Credit Default Swaps	—	2,893,040	—		2,893,040
Credit Default Swaps	—	671,909	—		671,909
Total Return Swaps	—	5,484,977	—		5,484,977
Variance Swaps	—	856,605	—		856,605
Liabilities:
Futures	(2,380,695)	(558,026)	—		(2,938,721)
Forward Currency Exchange Contracts	—	(3,021,726)	—		(3,021,726)
Centrally Cleared Interest Rate Swaps	—	(530,054)	—		(530,054)
Centrally Cleared Credit Default Swaps	—	(116,965)	—		(116,965)
Credit Default Swaps	—	(3,454,360)	—		(3,454,360)
Total Return Swaps	—	(3,789,477)	—		(3,789,477)
Variance Swaps	—	(1,728,661)	—		(1,728,661)

Total	$457,125,143	$192,552,756	$544,659		$650,222,558

(a)	The Fund held securities with zero market value at period end.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended November 30, 2020 is as follows:

Fund	Market Value 08/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 11/30/2020 (000)	Dividend Income (000)
Government Money Market Portfolio	$110,385	$91,121	$59,522	$141,984	$12
Government Money Market Portfolio*	7,426	23,371	18,453	12,344	1
Total	$117,811	$114,492	$77,975	$154,328	$13

*	Investments of cash collateral for securities lending transactions